UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6623

Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments
Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
September 30, 2010

Nuveen Select Tax-Free Income Portfolio
NXP

Nuveen Select Tax-Free Income Portfolio 2
NXQ

Nuveen Select Tax-Free Income Portfolio 3
NXR

Nuveen California Select Tax-Free Income Portfolio
NXC

Nuveen New York Select Tax-Free Income Portfolio
NXN

September

NUVEEN INVESTMENTS ANNOUNCES STRATEGIC COMBINATION WITH FAF ADVISORS

On July 29, 2010, Nuveen Investments announced that U.S. Bancorp will receive a 9.5% stake in Nuveen Investments and cash consideration in exchange for the long-term asset business of U.S. Bancorp’s FAF Advisors. Nuveen Investments is the parent of Nuveen Asset Management (NAM), the investment adviser for the Funds included in this report.

FAF Advisors, which currently manages about $25 billion of long-term assets and serves as the advisor of the First American Funds, will be combined with NAM, which currently manages about $75 billion in municipal fixed income assets. Upon completion of the transaction, Nuveen Investments, which currently manages about $160 billion of assets across several high-quality affiliates, will manage a combined total of about $185 billion in institutional and retail assets.

This combination will not affect the investment objectives, strategies or policies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at Hyde Park, NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors and Winslow Capital.

The transaction is expected to close late in 2010, subject to customary conditions.

Chairman’s
Letter to Shareholders

Dear Shareholder,

Recent months have revealed the fragility and disparity of the global economic recovery. In the U.S., the rate of economic growth has slowed as various stimulus programs wind down, exposing weakness in the underlying economy. In contrast, many emerging market countries are experiencing a return to comparatively high rates of growth. Confidence in global financial markets has been undermined by concerns about high sovereign debt levels in Europe and the U.S. Until these countries can begin credible programs to reduce their budgetary deficits, market unease and hesitation will remain. On a more encouraging note, while the global recovery is expanding existing trade imbalances, policy makers in the leading economies are making a sustained effort to create a global framework through which various countries can take complimentary actions that should reduce those imbalances over time.

The U.S. economy is subject to unusually high levels of uncertainty as it struggles to recover from a devastating financial crisis. Unemployment remains stubbornly high, due to what appears to be both cyclical and structural forces. Federal Reserve policy makers are implementing another round of quantitative easing, a novel approach to provide support to the economy. However, the high levels of debt owed both by U.S. consumers and the U.S. government limit the Fed’s ability to engineer a stronger economic recovery.

The U.S. financial markets reflect the crosscurrents now impacting the U.S. economy. Today’s historically low interest rates reflect the Fed’s intervention in the financial markets and the demand for U.S. government debt by U.S. and overseas investors looking for a safe haven for investment. The continued corporate earnings recovery and recent electoral results are giving a boost to equity markets. Encouragingly, financial institutions are rebuilding their balance sheets and the financial reform legislation enacted last summer has the potential to address many of the most significant contributors to the financial crisis, although the details still have to be worked out.

In this difficult environment your Nuveen investment team continues to seek sustainable investment opportunities and, at the same time, remains alert for potential risks that may result from a recovery still facing many headwinds. As your representative, the Nuveen Fund Board monitors the activities of each investment team to assure that all maintain their investment disciplines. As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund.

On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
November 22, 2010

Nuveen Investments 1

Portfolio Managers’ Comments

Nuveen Select Tax-Free Income Portfolio (NXP)
Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
Nuveen Select Tax-Free Income Portfolio 3 (NXR)
Nuveen California Select Tax-Free Income Portfolio (NXC)
Nuveen New York Select Tax-Free Income Portfolio (NXN)

Portfolio managers Tom Spalding, Scott Romans, and Cathryn Steeves review key investment strategies and the performance of the Nuveen Select Portfolios for the six-month period ended September 30, 2010. With 34 years of investment experience, Tom has managed the three national Portfolios since 1999. Scott, who joined Nuveen in 2000, has managed NXC since 2003, while Cathryn, who has been with Nuveen since 1996, assumed portfolio management responsibility for NXN in 2006.

What key strategies were used to manage the Nuveen Select Portfolios during the six-month reporting period ended September 30, 2010?

During this reporting period, the combination of strong demand and tight supply of new tax-exempt municipal issuance continued to create favorable conditions that helped to support municipal bond prices. One reason for the decline in new tax-exempt supply was the considerable issuance of taxable municipal debt under the Build America Bond program. These bonds, first issued in April 2009, offer municipal issuers a federal subsidy equal to 35% of a security’s interest payments, providing issuers with an attractive alternative to traditional tax-exempt debt. For the six months ended September 30, 2010, taxable Build America Bond issuance totaled $45.6 billion, representing approximately 23.5% of new bonds in the municipal marketplace nationwide. Since interest payments from Build America Bonds represent taxable income, we do not view these bonds as good investment opportunities for these Portfolios.

Given the constrained issuance of tax-exempt municipal bonds, we continued to find attractive value opportunities, taking a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform well over the long term. In the national Portfolios, our focus was primarily on higher quality revenue bonds. We also purchased zero coupon bonds, some of which were insured with underlying investment-grade ratings. These bonds provided yields higher than those offered by coupon-bearing bonds with similar maturities, which helped to support the Portfolios’ dividends. Because these three Portfolios tended to have shorter durations, they were in a position to take advantage of opportunities to purchase bonds with longer maturities when we found appropriate candidates. With the limitations placed on tax-exempt supply by the Build

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Any reference to credit ratings for portfolio holdings refers to the highest rating assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”) such as Standard & Poor’s, Moody’s, or Fitch. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below investment grade. Holdings and ratings may change over time.

2 Nuveen Investments

America Bond program, we also purchased territorial paper when necessary to keep these Portfolios fully invested, including Puerto Rico sales tax bonds.

In California, where municipal issuance was already down 26% for this six-month period compared with the same period a year earlier, Build America Bonds took another 27% out of municipal supply. As a result, the availability of tax-exempt municipal bonds in California was significantly impacted. In this environment, we concentrated on selectively adding to NXC’s lower-rated exposure, including bonds rated BBB- issued for a consortium of mobile home parks.

Issuance was also down in New York for the period, and—as in California—Build America Bonds accounted for approximately 27% of new bonds in the New York municipal marketplace. In NXN, we found value in a variety of sectors, including health care, higher education and housing. For the most part, NXN was focused on premium coupon bonds with maturities between 20 and 30 years.

Some of our investment activity resulted from opportunities created by the provisions of the Build America Bond program. For example, tax-exempt supply was more plentiful in the health care and higher education sectors because, as 501(c)(3) (non-profit) organizations, hospitals and private universities generally do not qualify for the Build America Bond program and must continue to issue bonds in the tax-exempt municipal market. Bonds with proceeds earmarked for refundings, working capital and private activities also are not covered by the Build America Bond program, and this resulted in attractive opportunities in various other sectors of the market.

The impact of the Build America Bond program also was evident in the area of longer-term issuance, as municipal issuers sought to take full advantage of the attractive financing terms offered by these bonds. Approximately 70% of Build America Bonds were issued with maturities of at least 30 years. Even though this significantly reduced the availability of tax-exempt credits with longer maturities, we continued to find good opportunities to purchase attractive longer-term bonds for these Portfolios.

Cash for new purchases during this period was generated primarily by the proceeds from called and maturing bonds, which we worked to redeploy to keep the Portfolios fully invested. Selling was relatively limited, as the bonds in our portfolios generally offered higher yields than those available in the current marketplace. NXC sold some pre-refunded bonds with very short maturities at good prices, while NXN sold various bonds with structures that were attractive to retail investors in order to fund additional purchases. The national Portfolios, which generally had good cash flows from calls, did not engage in any active selling.

As of September 30, 2010, all five of these Portfolios continued to use inverse floating rate securities.1 We employ inverse floaters as a form of leverage for a variety of reasons, including duration management, income enhancement and total return enhancement.

1
An inverse floating rate security, also known as an inverse floater, is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Portfolios invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in this Report sections of this report.

Nuveen Investments 3

How did the Portfolios perform?

Individual results for the Nuveen Select Portfolios, as well as for relevant indexes and peer groups, are presented in the accompanying table.

Average Annual Total Returns on Net Asset Value*
For periods ended 9/30/10

	6-Month	1-Year	5-Year	10-Year
National Portfolios
NXP	3.32%	4.96%	4.31%	5.04%
NXQ	3.61%	5.18%	3.60%	4.52%
NXR	3.53%	4.65%	4.45%	4.99%

Standard & Poor’s (S&P) National Municipal Bond Index2	5.56%	5.85%	4.91%	5.71%

Lipper General and Insured Unleveraged Municipal Debt Funds Average3	3.61%	4.56%	3.85%	4.74%

California Portfolio
NXC	4.86%	4.54%	4.22%	4.88%

Standard & Poor’s (S&P) California Municipal Bond Index4	6.55%	5.78%	4.71%	5.53%

Lipper California Municipal Debt Funds Average3	9.09%	7.95%	3.87%	6.18%

New York Portfolio
NXN	4.49%	5.51%	4.60%	4.99%

Standard & Poor’s (S&P) New York Municipal Bond Index4	5.18%	5.74%	5.13%	5.79%

Lipper New York Municipal Debt Funds Average3	7.48%	8.47%	4.15%	6.47%

For the six months ended September 30, 2010, the cumulative returns on net asset value (NAV) for NXP, NXQ and NXR underperformed the S&P Index. NXQ performed in line with the Lipper Average, while NXP and NXR trailed the Lipper Average. For this same period, NXC and NXN underperformed the returns for their respective S&P state Indexes and Lipper Average. One of the major reasons behind the underperformance of NXC and NXN relative to their Lipper Average was the fact that these two Portfolios do not use structural leverage, while the majority of Funds in the Lipper California and New York groups are leveraged. The use of leverage was an important factor affecting portfolio performance over this period.

Key management factors that influenced the Portfolios’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation.

During this period, municipal bonds with longer maturities generally outperformed those with shorter maturities, with bonds at the longest end of the municipal yield curve posting the strongest returns. The outperformance of longer term bonds was due in part to the decline in interest rates, particularly at the longer end of the curve. The scarcity of tax-exempt bonds with longer maturities also drove up the prices of these bonds. Overall, yield curve positioning and duration proved positive for the performance of NXN. This Portfolio

*	Six-month returns are cumulative; all other returns are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Portfolio distributions or upon the sale of Portfolio shares.

For additional information, see the individual Performance Overview for your Portfolio in this report.
2
The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

3
Each of the Lipper Municipal Debt Funds Averages shown in this report is calculated using the returns of all leveraged and unleveraged closed-end funds in their respective categories for each period as follows: Lipper General and Insured Unleveraged Average, 6-month, 8 funds; 1-year, 8 funds; 5-year, 7 funds; and 10-year, 7 funds; Lipper California Average, 6-month, 24 funds; 1-year, 24 funds; 5-year, 23 funds; and 10-year, 12 funds; and Lipper New York Average, 6-month, 17 funds; 1-year, 17 funds; 5-year, 16 funds; and 10-year, 6 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper averages are not available for direct investment.

4
The Standard & Poor’s (S&P) Municipal Bond Indexes for California and New York are unleveraged, market value-weighted indexes designed to measure the performance of the tax-exempt, investment-grade municipal bond markets in California and New York, respectively. These indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

4 Nuveen Investments

benefited from its underweighting in bonds with shorter maturities and its overweighting of the intermediate part of the curve, which performed well. The remaining four Portfolios generally had greater exposure to the short end of the yield curve that produced the weakest returns and less exposure to the outperforming longer segments of the curve. This detracted from their relative performance for the period.

Credit exposure also played a role in the performance of these Portfolios. The demand for municipal bonds increased during this period driven by a variety of factors, including concerns about potential tax increases, the need to rebalance portfolio allocations and a growing appetite for additional risk for certain higher yielding bonds. At the same time, the supply of new tax-exempt municipal paper declined, due largely to the Build America Bond program. As investors bid up municipal bond prices, bonds rated A, BBB or below, and non-rated bonds generally outperformed those rated AAA or AA. In general, credit exposure was positive in NXC, which had the largest allocation of bonds rated A and the smallest allocation of bonds rated AAA among these five Portfolios. NXP, NXQ, NXR and NXN all were overweighted in the AAA credit sector, which detracted from their performances.

Holdings that positively contributed to the Portfolios’ returns during this period included health care and transportation bonds. Revenue bonds as a whole performed well, with special tax, leasing and education among the other sectors that outperformed the general municipal market. Zero coupon bonds also were among the strongest performers and general obligation (GO) and other tax-supported bonds outpaced the market for the first time in about a year. In NXC, the largest factor impacting performance was the Portfolio’s underweighting of the tax-supported sector, especially California GOs, relative to the California market. During this period, the mismatch between supply and demand caused California GOs to outperform; that is, the scarcity of California GOs helped to support the values of tax-exempt paper issued by the state. NXC’s underweighting was due to the fact that California GOs comprise such a large portion of the tax-supported sector in California that it is impossible to match the market weighting in our Portfolios. During this period, the more underweight the Portfolio was in California GOs, the greater the negative impact on that Portfolio’s relative performance.

Among the poorest price performers during this period were pre-refunded bonds, which are often backed by U.S. Treasury securities. While these securities continued to provide attractive tax-free income, the underperformance of these bonds can be attributed primarily to the price declines associated with their shorter effective maturities and higher credit quality. As of September 30, 2010, all three of the national Portfolios had heavy weightings of pre-refunded bonds, while NXC and especially NXN held significantly smaller amounts of these bonds, which lessened the negative impact on these two Portfolios. Among the revenue sectors, resource recovery trailed the overall municipal market by the widest margin and housing and electric utilities also turned in weaker performances. Bonds backed by the 1998 master tobacco settlement agreement also posted relatively poor returns. As of September 30, 2010, the national Portfolios held approximately 5% to 6% of their portfolios in lower-rated tobacco bonds, while NXC and NXN allocated 4% and 2%, respectively, to these bonds.

Nuveen Investments 5

Dividend
and Share Price Information

The monthly dividends of all five Select Portfolios remained stable throughout the six-month reporting period ended September 30, 2010.

All of these Portfolios seek to pay stable dividends at rates that reflect each Portfolio’s past results and projected future performance. During certain periods, each Portfolio may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Portfolio during the period. If a Portfolio has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Portfolio’s NAV. Conversely, if a Portfolio has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Portfolio’s NAV. Each Portfolio will, over time, pay all of its net investment income as dividends to shareholders. As of September 30, 2010, all of the Select Portfolios had positive UNII balances, based upon our best estimates, for tax purposes and positive UNII balances for financial reporting purposes.

SHARE REPURCHASES AND SHARE PRICE INFORMATION

Since the inception of the Portfolios’ repurchase program, the Portfolios have not repurchased any of their outstanding shares.

6 Nuveen Investments

As of September 30, 2010, the share prices of the Select Portfolios were trading at (+) premiums or (-) discounts to their NAVs as shown in the accompanying table.

Portfolio	9/30/10 (+)Premium/(-) Discount	6-Month Average (+)Premium/(-) Discount
NXP	+6.78%	+5.00%
NXQ	+3.80%	+2.64%
NXR	+5.06%	+2.93%
NXC	-2.94%	-4.38%
NXN	-0.14%	-0.88%

Nuveen Investments 7

NXP	Nuveen Select Tax-Free
Performance	Income Portfolio
OVERVIEW	as of September 30, 2010

Fund Snapshot
Share Price	$15.27
Net Asset Value (NAV)	$14.30
Premium/(Discount) to NAV	6.78%
Market Yield	4.68%
Taxable-Equivalent Yield1	6.50%
Net Assets ($000)	$236,017
Average Effective Maturity on Securities (Years)	12.21
Modified Duration	4.26

Average Annual Total Return
(Inception 3/19/92)
	On Share Price	On NAV
6-Month (Cumulative)	6.18%	3.32%
1-Year	9.75%	4.96%
5-Year	6.04%	4.31%
10-Year	6.19%	5.04%

States4
(as a % of total municipal bonds)
Illinois	14.7%
Colorado	11.1%
Texas	8.8%
South Carolina	7.7%
Florida	7.6%
Washington	7.0%
Indiana	6.7%
California	6.5%
Nevada	5.1%
New Jersey	2.8%
New Mexico	2.2%
Oklahoma	2.2%
Alaska	2.0%
Wisconsin	1.9%
Other	13.7%

Portfolio Composition4
(as a % of total investments)
U.S. Guaranteed	28.4%
Health Care	24.3%
Transportation	10.6%
Tax Obligation/Limited	9.7%
Utilities	8.7%
Consumer Staples	6.6%
Tax Obligation/General	5.5%
Other	6.2%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a net ordinary income distribution in December 2009 of $0.0160 per share.
3
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

4	Holdings are subject to change.

8 Nuveen Investments

NXQ	Nuveen Select Tax-Free
Performance	Income Portfolio 2
OVERVIEW	as of September 30, 2010

Fund Snapshot
Share Price	$14.20
Net Asset Value (NAV)	$13.68
Premium/(Discount) to NAV	3.80%
Market Yield	4.69%
Taxable-Equivalent Yield1	6.51%
Net Assets ($000)	$242,038
Average Effective Maturity on Securities (Years)	13.76
Modified Duration	4.65

Average Annual Total Return
(Inception 5/21/92)
	On Share Price	On NAV
6-Month (Cumulative)	5.35%	3.61%
1-Year	5.08%	5.18%
5-Year	5.95%	3.60%
10-Year	5.75%	4.52%

States3
(as a % of municipal bonds)
Illinois	15.2%
Texas	12.5%
Colorado	10.8%
California	7.5%
Indiana	6.1%
South Carolina	5.2%
Iowa	3.2%
New Mexico	3.1%
Washington	2.9%
New York	2.9%
Massachusetts	2.5%
Rhode Island	2.4%
Florida	2.4%
Nevada	2.4%
Louisiana	2.3%
Ohio	2.0%
New Jersey	1.9%
Other	14.7%

Portfolio Composition3
(as a % of total investments)
U.S. Guaranteed	21.4%
Health Care	21.2%
Transportation	12.1%
Tax Obligation/Limited	11.8%
Utilities	9.4%
Consumer Staples	6.1%
Tax Obligation/General	6.0%
Other	12.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments 9

NXR	Nuveen Select Tax-Free
Performance	Income Portfolio 3
OVERVIEW	as of September 30, 2010

Fund Snapshot
Share Price	$14.95
Net Asset Value (NAV)	$14.23
Premium/(Discount) to NAV	5.06%
Market Yield	4.29%
Taxable-Equivalent Yield1	5.96%
Net Assets ($000)	$185,149
Average Effective Maturity on Securities (Years)	12.39
Modified Duration	4.05

Average Annual Total Return
(Inception 7/24/92)
	On Share Price	On NAV
6-Month (Cumulative)	7.52%	3.53%
1-Year	8.33%	4.65%
5-Year	7.36%	4.45%
10-Year	6.56%	4.99%

States4
(as a % of total municipal bonds)
Illinois	18.9%
California	10.6%
Texas	10.2%
Colorado	7.4%
Indiana	6.3%
Iowa	5.3%
North Carolina	4.3%
Nevada	3.7%
Florida	3.4%
South Carolina	3.3%
New York	2.9%
New Mexico	2.8%
Michigan	2.7%
Pennsylvania	2.4%
Ohio	2.0%
Other	13.8%

Portfolio Composition4
(as a % of total investments)
U.S. Guaranteed	22.3%
Health Care	20.9%
Utilities	15.5%
Tax Obligation/Limited	13.3%
Transportation	7.3%
Tax Obligation/General	5.3%
Consumer Staples	4.8%
Other	10.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2009 of $0.0010 per share.
3
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

4	Holdings are subject to change.

10 Nuveen Investments

NXC	Nuveen California
Performance	Select Tax-Free
OVERVIEW	Income Portfolio
as of September 30, 2010

Fund Snapshot
Share Price	$13.89
Net Asset Value (NAV)	$14.31
Premium/(Discount) to NAV	-2.94%
Market Yield	4.79%
Taxable-Equivalent Yield1	7.36%
Net Assets ($000)	$89,688
Average Effective Maturity on Securities (Years)	13.46
Modified Duration	4.55

Average Annual Total Return
(Inception 6/19/92)
	On Share Price	On NAV
6-Month (Cumulative)	8.81%	4.86%
1-Year	6.79%	4.54%
5-Year	4.55%	4.22%
10-Year	4.93%	4.88%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/General	23.8%
Tax Obligation/Limited	18.9%
U.S. Guaranteed	12.1%
Health Care	12.1%
Education and Civic Organizations	9.4%
Utilities	5.7%
Transportation	5.6%
Other	12.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments 11

NXN	Nuveen New York
Performance	Select Tax-Free
OVERVIEW	Income Portfolio
as of September 30, 2010

Fund Snapshot
Share Price	$14.36
Net Asset Value (NAV)	$14.38
Premium/(Discount) to NAV	-0.14%
Market Yield	4.26%
Taxable-Equivalent Yield1	6.35%
Net Assets ($000)	$56,273
Average Effective Maturity on Securities (Years)	14.52
Modified Duration	3.46

Average Annual Total Return
(Inception 6/19/92)
	On Share Price	On NAV
6-Month (Cumulative)	6.32%	4.49%
1-Year	5.35%	5.51%
5-Year	6.03%	4.60%
10-Year	6.02%	4.99%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	18.6%
Health Care	14.5%
Water and Sewer	12.2%
Long-Term Care	11.4%
Education and Civic Organizations	9.0%
Housing/Single Family	8.1%
Tax Obligation/General	7.5%
Housing/Multifamily	5.9%
Other	12.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

12 Nuveen Investments

NXP	Shareholder Meeting Report
NXQ
NXR
The annual meeting of shareholders was held on July 27, 2010, in the Lobby Conference Room, 333 West Wacker Drive, Chicago, IL 60606; at this meeting the shareholders were asked to vote on the election of Board Members.

	NXP	NXQ	NXR
Approval of the Board Members was reached as follows:
William C. Hunter
For	14,221,397	14,092,934	10,458,533
Withhold	278,981	254,089	286,685
Total	14,500,378	14,347,023	10,745,218
Judith M. Stockdale
For	14,210,911	14,090,696	10,440,766
Withhold	289,467	256,327	304,452
Total	14,500,378	14,347,023	10,745,218
Carole E. Stone
For	14,231,816	14,096,179	10,448,717
Withhold	268,562	250,844	296,501
Total	14,500,378	14,347,023	10,745,218

Nuveen Investments 13

Shareholder Meeting Report (continued)
NXC
NXN

	NXC	NXN
Approval of the Board Members was reached as follows:
William C. Hunter
For	5,094,914	3,368,067
Withhold	99,214	48,755
Total	5,194,128	3,416,822
Judith M. Stockdale
For	5,073,412	3,368,067
Withhold	120,716	48,755
Total	5,194,128	3,416,822
Carole E. Stone
For	5,111,971	3,369,067
Withhold	82,157	47,755
Total	5,194,128	3,416,822

14 Nuveen Investments

Nuveen Select Tax-Free Income Portfolio
NXP	Portfolio of Investments
September 30, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 97.7%
	Alaska – 1.9%
$2,475	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/23 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	A+ (4)	$2,829,965
2,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	6/14 at 100.00	Baa3	1,702,050
4,975	Total Alaska			4,532,015
	Arkansas – 0.4%
5,915	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	893,224
	California – 6.4%
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 – AMBAC Insured	10/17 at 100.00	A–	1,712,020
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14	5/12 at 101.00	AA–	3,652,812
1,000	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	1,163,270
2,645	Cypress Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 5/01/34 – AGM Insured	No Opt. Call	AA+	717,271
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,485,640
2,350	Golden Valley Unified School District, Madera County, California, General Obligation Bonds, Election 2006 Series 2007A, 0.000%, 8/01/29 – AGM Insured	8/17 at 56.07	AA+	776,111
1,130	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds, Series 2001A, 5.125%, 7/01/41 – FGIC Insured	7/11 at 100.00	AA	1,137,232
365	Los Angeles, California, Parking System Revenue Bonds, Series 1999A, 5.250%, 5/01/29 – AMBAC Insured	11/10 at 100.00	A+	366,088
1,000	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/23 – NPFG Insured	No Opt. Call	AA–	496,050
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa2	655,520
750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	6/15 at 100.00	BBB	545,708
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds, Series 2007, 0.000%, 10/01/30 – AMBAC Insured	No Opt. Call	AAA	376,418
19,305	Total California			15,084,140
	Colorado – 10.9%
1,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	No Opt. Call	AA	1,037,430
1,700	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22 (ETM)	3/12 at 100.00	AA (4)	1,820,768
690	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22 (Pre-refunded 3/01/12)	3/12 at 100.00	AA (4)	739,018
390	Colorado Water Resources and Power Development Authority, Small Water Resources Revenue Bonds, Series 2000A, 5.800%, 11/01/20 – FGIC Insured	11/10 at 100.00	A	390,577
6,815	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)	No Opt. Call	A+	7,406,473

Nuveen Investments 15

Nuveen Select Tax-Free Income Portfolio (continued)
NXP	Portfolio of Investments September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+	$5,219,450
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	3,360,510
500	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33 – SYNCORA GTY Insured	11/13 at 100.00	A+	506,170
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	A	1,853,750
3,160	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/20 (Pre-refunded 6/15/11) – AMBAC Insured	6/11 at 102.00	N/R (4)	3,327,891
34,755	Total Colorado			25,662,037
	Florida – 7.4%
2,000	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.375%, 6/01/46	6/16 at 100.00	A–	1,988,200
5,000	Jacksonville Health Facilities Authority, Florida, Revenue Bonds, Ascension Health, Series 2002A, 5.250%, 11/15/32	11/12 at 101.00	Aa1	5,149,050
10,000	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/17	10/11 at 100.00	Aa2	10,393,299
17,000	Total Florida			17,530,549
	Illinois – 14.3%
1,965	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 1999A, 0.000%, 4/01/20 – NPFG Insured	No Opt. Call	A	1,301,813
2,600	Chicago Heights, Illinois, General Obligation Corporate Purpose Bonds, Series 1993, 5.650%, 12/01/17 – FGIC Insured	12/10 at 100.00	A	2,621,580
195	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds, Series 2003B, 5.250%, 11/01/20 – AGM Insured	11/13 at 100.00	Aa2	216,906
805	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds, Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured	11/13 at 100.00	Aa2 (4)	916,042
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	658,644
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust 1137, 9.042%, 7/01/15 (IF)	No Opt. Call	Aa1	1,140,720
4,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A, 5.500%, 8/15/43 (Pre-refunded 8/15/14)	8/14 at 100.00	N/R (4)	4,685,920
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB	1,122,330
2,100	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB	2,177,217
1,320	Illinois Health Facilities Authority, Revenue Bonds, Decatur Memorial Hospital, Series 2001, 5.600%, 10/01/16	10/11 at 100.00	A	1,346,492
2,950	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A, 6.000%, 7/01/17	7/12 at 100.00	AA+	3,125,319
2,275	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	1/13 at 100.00	Baa1	2,363,657
180	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rockford Health System, Series 1997, 5.000%, 8/15/21 – AMBAC Insured	2/11 at 100.00	N/R	169,461
3,125	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1992A, 0.000%, 6/15/17 – FGIC Insured	No Opt. Call	A	2,445,438

16 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
$1,500	0.000%, 12/15/29 – NPFG Insured	No Opt. Call	AAA	$533,985
810	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	276,963
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 2002B, 5.000%, 6/15/21 – NPFG Insured	6/12 at 101.00	AAA	5,218,400
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,426,022
	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003:
1,000	5.000%, 12/15/19 (Pre-refunded 12/15/11) – RAAI Insured	12/11 at 100.00	N/R (4)	1,056,750
1,000	5.000%, 12/15/20 (Pre-refunded 12/15/11) – RAAI Insured	12/11 at 100.00	N/R (4)	1,056,750
34,775	Total Illinois			33,860,409
	Indiana – 6.5%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured	7/14 at 100.00	A (4)	1,157,800
1,525	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured	No Opt. Call	AAA	1,747,742
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	BBB	1,010,720
9,855	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.125%, 7/01/21 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AAA	10,662,912
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/22 – NPFG Insured	1/15 at 100.00	AA+	796,215
14,130	Total Indiana			15,375,389
	Iowa – 1.8%
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	6/15 at 100.00	BBB	791,180
4,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	BBB	3,413,720
5,000	Total Iowa			4,204,900
	Kansas – 0.5%
500	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006, 4.875%, 7/01/36	7/16 at 100.00	A2	493,105
750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004, 5.300%, 6/01/31 – NPFG Insured	6/14 at 100.00	A	773,235
1,250	Total Kansas			1,266,340
	Kentucky – 0.5%
1,100	Jefferson County, Kentucky, Health System Revenue Bonds, Alliant Health System Inc., Series 1998, 5.125%, 10/01/18 – NPFG Insured (ETM)	10/10 at 100.00	A (4)	1,103,641
	Louisiana – 1.2%
2,735	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	2,758,986
	Massachusetts – 1.3%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.000%, 7/01/28	7/18 at 100.00	A3	508,315
20	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 6.000%, 7/01/17	7/11 at 101.00	AA	20,817
480	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 6.000%, 7/01/17 (Pre-refunded 7/01/11)	7/11 at 101.00	AAA	505,248
1,970	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	2,036,054
2,970	Total Massachusetts			3,070,434

Nuveen Investments 17

Nuveen Select Tax-Free Income Portfolio (continued)
NXP	Portfolio of Investments September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 1.7%
$1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.125%, 8/15/18	2/11 at 100.00	BB–	$998,020
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30	12/12 at 100.00	AA	2,924,244
3,900	Total Michigan			3,922,264
	Missouri – 0.8%
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/30 – AMBAC Insured	No Opt. Call	AA–	1,809,300
	Nevada – 5.0%
2,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 – AMBAC Insured	7/13 at 100.00	AA–	2,679,925
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	Aa3	1,047,690
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
2,360	0.000%, 1/01/21 – AMBAC Insured	No Opt. Call	D	274,562
4,070	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	D	445,950
6,025	5.375%, 1/01/40 – AMBAC Insured (5)	1/11 at 100.00	D	1,268,263
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	A	1,792,140
1,515	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 – FGIC Insured	6/12 at 100.00	A	1,545,452
2,555	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 100.00	A3 (4)	2,769,262
21,525	Total Nevada			11,823,244
	New Hampshire – 0.2%
350	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)	5/11 at 100.00	Aa2	364,007
	New Jersey – 2.7%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/23	7/13 at 100.00	Ba2	2,357,550
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
1,175	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,253,337
1,000	6.000%, 6/01/37 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,092,460
2,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	BBB	1,733,500
7,175	Total New Jersey			6,436,847
	New Mexico – 2.1%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)	9/17 at 100.00	N/R	907,000
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%, 7/01/25 – AGM Insured	7/14 at 100.00	AAA	4,143,240
5,000	Total New Mexico			5,050,240
	New York – 0.5%
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida Health, Series 2004, 5.050%, 2/15/25	2/14 at 100.00	AAA	1,064,310
	North Carolina – 1.3%
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24	1/19 at 100.00	A–	1,223,110
1,420	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/21	10/10 at 100.00	A–	1,422,528

18 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$500	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 11/01/17 – FGIC Insured	5/11 at 101.00	Aa3	$519,490
2,920	Total North Carolina			3,165,128
	Ohio – 0.6%
1,545	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 6.000%, 6/01/42	6/17 at 100.00	BBB	1,182,249
300	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/17 (Pre-refunded 12/01/10) – AMBAC Insured	12/10 at 101.00	Aa3 (4)	305,676
1,845	Total Ohio			1,487,925
	Oklahoma – 2.1%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.375%, 9/01/36	9/16 at 100.00	BB+	896,580
4,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004, 5.000%, 2/15/24	2/14 at 100.00	A	4,080,600
5,000	Total Oklahoma			4,977,180
	Pennsylvania – 0.5%
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2003, 5.250%, 7/15/24	7/13 at 100.00	BBB+	512,335
700	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 – AMBAC Insured	12/14 at 100.00	Aa3	766,465
1,200	Total Pennsylvania			1,278,800
	Puerto Rico – 0.6%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,109,840
6,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	405,120
7,000	Total Puerto Rico			1,514,960
	South Carolina – 7.5%
1,250	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/20	12/14 at 100.00	AA–	1,351,613
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)	12/12 at 101.00	AA (4)	11,253,698
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)	11/13 at 100.00	A+ (4)	1,744,695
520	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)	11/12 at 100.00	A3 (4)	574,912
1,980	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours Health System Inc., Series 2002B, 5.625%, 11/15/30	11/12 at 100.00	A–	2,014,115
685	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/11)	5/11 at 101.00	BBB (4)	707,523
15,935	Total South Carolina			17,646,556
	Texas – 8.6%
5,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put 5/15/17) (Alternative Minimum Tax)	5/12 at 101.00	BBB–	5,114,600
1,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%, 12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured	12/11 at 100.00	AA+ (4)	1,054,600
360	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel Revenue Bonds, Series 2001, 5.500%, 1/15/20 – AGM Insured	1/11 at 100.00	AAA	360,720
2,300	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured	11/13 at 100.00	AA	2,360,030

Nuveen Investments 19

Nuveen Select Tax-Free Income Portfolio (continued)
NXP	Portfolio of Investments September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,750	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H, 0.000%, 11/15/30 – NPFG Insured	No Opt. Call	A	$378,403
3,470	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	A	431,633
2,805	Harris County-Houston Sports Authority, Texas, Third Lien Revenue Bonds, Series 2004-A3., 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	A	410,203
45	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds, Series 2002A, 5.000%, 2/15/31	2/12 at 100.00	AAA	46,296
3,455	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds, Series 2002A, 5.000%, 2/15/31 (Pre-refunded 2/15/12)	2/12 at 100.00	AAA	3,675,153
1,780	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2007, 0.000%, 8/15/37	8/16 at 35.23	AAA	470,525
2,000	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation Series 2008I, 0.000%, 1/01/43	1/25 at 100.00	A2	1,656,520
2,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series 2004, 6.000%, 12/01/34	12/13 at 100.00	Baa2	2,009,520
465	San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992, 6.000%, 5/15/16 (Pre-refunded 5/15/12) – NPFG Insured	5/12 at 100.00	Aa3 (4)	491,314
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%, 8/01/42 (Alternative Minimum Tax)	8/13 at 100.00	Aaa	1,757,665
28,180	Total Texas			20,217,182
	Utah – 0.3%
775	Utah State Building Ownership Authority, Lease Revenue Bonds, State Facilities Master Lease Program, Series 2001B, 5.250%, 5/15/24	11/11 at 100.00	AA+	812,371
	Virginia – 1.2%
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42	10/17 at 100.00	N/R	1,501,305
2,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	1,312,900
3,500	Total Virginia			2,814,205
	Washington – 6.8%
250	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station, Series 2002A, 5.500%, 7/01/17 – NPFG Insured	7/12 at 100.00	Aaa	269,245
2,470	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds, Series 1989, 6.750%, 1/01/12 (ETM)	No Opt. Call	Aaa	2,580,286
9,750	Washington State Health Care Facilities Authority, Revenue Bonds, Sisters of Providence Health System, Series 2001A, 5.125%, 10/01/17 – NPFG Insured	10/11 at 100.00	AA	10,042,109
2,025	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	2,094,235
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%, 12/01/27 – NPFG Insured	No Opt. Call	AA+	1,060,736
16,610	Total Washington			16,046,611
	West Virginia – 0.2%
500	West Virginia Hospital Finance Authority, Revenue Bonds, United Hospital Center Inc. Project, Series 2006A, 4.500%, 6/01/26 – AMBAC Insured	6/16 at 100.00	A+	505,960

20 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 1.9%
$640	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	$684,602
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.500%, 8/15/17	8/13 at 100.00	BBB+	1,039,760
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA	2,637,575
4,140	Total Wisconsin			4,361,937
$275,465	Total Municipal Bonds (cost $224,479,370)			230,641,091

Shares	Description			Value
	Common Stocks – 0.0%
	Airlines – 0.0%
122	UAL Corporation, (6)			$2,883
	Total Common Stocks (cost $0)			2,883
	Total Investments (cost $224,479,370) – 97.7%			230,643,974
	Other Assets Less Liabilities – 2.3%			5,372,804
	Net Assets – 100%			$236,016,778

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)
The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. (“United”) filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL’s unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 1,901 and 617 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated 1,901 shares of such UAL common stock holdings on November 15, 2006. The Fund received an additional distribution of 172 UAL common stock shares on November 14, 2007. The remaining 789 shares of UAL common stock were liquidated by the Fund on March 30, 2010. The Fund received an additional distribution of 122 UAL common stock shares on July 20, 2010, which are still held by the Fund as of September 30, 2010.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments 21

Nuveen Select Tax-Free Income Portfolio 2
NXQ	Portfolio of Investments
September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 98.6%
	Arizona – 0.8%
$2,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A	$1,905,680
	Arkansas – 1.3%
1,000	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2002A, 5.000%, 10/01/19 (Pre-refunded 10/01/11) – AGM Insured	10/11 at 100.00	AAA	1,047,280
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%, 12/01/32 – FGIC Insured	12/12 at 100.00	Aa2	2,052,780
3,000	Total Arkansas			3,100,060
	California – 7.4%
1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 – AMBAC Insured	10/17 at 100.00	A–	856,010
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14	5/12 at 101.00	AA–	3,652,812
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges Projects, Series 1998A, 5.250%, 12/01/16	12/10 at 100.00	A2	501,845
2,000	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of California Projects, Series 1993A, 5.500%, 6/01/14	No Opt. Call	Aa2	2,178,080
60	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/10 at 100.00	A1	60,154
2,500	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	2,548,000
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,718,016
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47	6/17 at 100.00	BBB	683,780
450	M-S-R Energy Authority, Gas Revenue Bonds, California, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	523,652
1,195	Palmdale Elementary School District, Los Angeles County, California, General Obligation Bonds, Series 2003, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA+	450,885
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa2	655,520
	San Joaquin Delta Community College District, California, General Obligation Bonds, Election 2004 Series 2008B:
1,000	0.000%, 8/01/30 – AGM Insured	8/18 at 50.12	AA+	310,740
1,890	0.000%, 8/01/31 – AGM Insured	8/18 at 47.14	AA+	548,119
1,750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	6/15 at 100.00	BBB	1,273,318
20,460	Total California			17,960,931
	Colorado – 10.7%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.500%, 7/01/34	7/19 at 100.00	AA	542,205
1,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	No Opt. Call	AA	1,037,430
1,700	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22 (ETM)	3/12 at 100.00	AA (4)	1,820,768
1,300	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22 (Pre-refunded 3/01/12)	3/12 at 100.00	AA (4)	1,392,352
2,020	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)	No Opt. Call	A+	2,195,316
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+	5,219,449

22 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,555	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/16 – FGIC Insured	11/11 at 100.00	A+	$1,623,762
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	3,360,510
2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	1,735,520
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,100	0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	2,267,154
7,500	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	2,319,525
4,000	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	921,280
250	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.250%, 6/15/41 (Pre-refunded 6/15/11) – AGM Insured	6/11 at 102.00	AAA	262,843
1,100	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 100.00	A3 (4)	1,162,018
36,025	Total Colorado			25,860,132
	Florida – 2.4%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2006, 5.250%, 10/01/41	10/16 at 100.00	A3	1,005,620
1,500	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series 2002, 5.000%, 10/01/21 – FGIC Insured	10/12 at 100.00	A+	1,562,790
2,500	JEA, Florida, Electric System Revenue Bonds, Series 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	AAA	2,572,500
625	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series 2001, 5.125%, 7/01/29 – FGIC Insured	7/11 at 101.00	A3	637,031
5,625	Total Florida			5,777,941
	Illinois – 15.0%
630	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted Housing Development Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17	1/11 at 100.00	AA	631,726
590	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	602,189
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	A1	1,688,660
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	658,644
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust 1137, 9.042%, 7/01/15 (IF)	No Opt. Call	Aa1	1,140,720
150	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/32 – NPFG Insured	5/17 at 100.00	A	152,273
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%, 9/01/31 – RAAI Insured	9/15 at 100.00	Aa3	2,052,698
1,600	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB	1,658,832
2,255	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A, 6.250%, 7/01/22	7/12 at 100.00	AA+	2,367,254
1,055	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 6.125%, 7/01/31 (Pre-refunded 7/01/11)	7/11 at 100.00	Baa3 (4)	1,099,236
380	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rockford Health System, Series 1997, 5.000%, 8/15/21 – AMBAC Insured	2/11 at 100.00	N/R	357,751
1,000	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.750%, 7/01/30 – FGIC Insured	1/15 at 100.00	A+	1,007,970
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	6,147,050
45	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1992A, 6.500%, 6/15/22	12/10 at 100.00	A2	45,183
1,350	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 6/15/35 – NPFG Insured	No Opt. Call	AAA	328,712

Nuveen Investments 23

Nuveen Select Tax-Free Income Portfolio 2 (continued)
NXQ	Portfolio of Investments September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$7,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 2002B, 5.000%, 6/15/21 – NPFG Insured	6/12 at 101.00	AAA	$7,305,758
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment, Series 2002A, 5.000%, 6/01/22 – RAAI Insured	12/12 at 100.00	A	5,112,956
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment, Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	A	794,671
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	A	800,493
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,206,634
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/21 (Pre-refunded 12/15/11) – RAAI Insured	12/11 at 100.00	N/R (4)	1,056,750
36,595	Total Illinois			36,216,160
	Indiana – 6.0%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured	7/14 at 100.00	A (4)	1,157,800
1,600	Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks Project, Series 2008B, 0.000%, 6/01/30 – AGM Insured	No Opt. Call	AA+	595,328
750	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-5, 5.000%, 11/15/36	No Opt. Call	Aa1	768,233
600	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	BBB	593,994
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	BBB	1,010,720
760	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2002C-2, 5.250%, 7/01/23 (Alternative Minimum Tax)	7/11 at 100.00	Aaa	779,388
4,380	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.125%, 1/01/21 – AMBAC Insured	1/12 at 100.00	A+	4,546,177
385	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series 1998A, 4.625%, 8/15/28 – NPFG Insured	2/11 at 100.00	AA–	385,146
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/22 – NPFG Insured	1/15 at 100.00	AA+	796,215
3,840	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development Project, Series 2010, 6.000%, 1/15/19	No Opt. Call	N/R	3,917,414
15,065	Total Indiana			14,550,415
	Iowa – 3.2%
1,165	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AAA	1,167,819
1,350	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	6/15 at 100.00	BBB	1,068,093
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	BBB	853,430
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
845	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	877,854
3,500	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	3,656,625
7,860	Total Iowa			7,623,821
	Kansas – 0.7%
795	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006, 4.875%, 7/01/36	7/16 at 100.00	A2	784,037
1,000	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006, 4.500%, 10/01/26	4/13 at 100.00	A1	1,003,350
1,795	Total Kansas			1,787,387

24 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana – 2.3%
$2,180	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	A	$2,268,552
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%, 7/01/27 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	N/R (4)	3,240,990
5,180	Total Louisiana			5,509,542
	Massachusetts – 2.5%
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E, 6.250%, 10/01/31	10/11 at 101.00	BBB+	3,053,580
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.000%, 7/01/28	7/18 at 100.00	A3	508,315
1,270	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/15 – NPFG Insured (ETM)	No Opt. Call	Aa2 (4)	1,437,742
820	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/15 – NPFG Insured	No Opt. Call	Aa1	928,945
5,590	Total Massachusetts			5,928,582
	Michigan – 1.5%
545	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 – SYNCORA GTY Insured	4/13 at 100.00	BB	505,738
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30	12/12 at 100.00	AA	2,924,244
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	303,313
3,695	Total Michigan			3,733,295
	Minnesota – 0.6%
1,500	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%, 7/01/38 (Alternative Minimum Tax)	7/16 at 100.00	AA+	1,495,350
	Mississippi – 0.2%
500	Mississippi Development Bank, Revenue Bonds, Mississippi Municipal Energy Agency, Mississippi Power, Series 2006A, 5.000%, 3/01/21 – SYNCORA GTY Insured	3/16 at 100.00	Baa2	517,475
	Nevada – 2.3%
1,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series 2001, 5.300%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 100.00	Aaa	1,550,505
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	Aa3	1,047,690
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
4,595	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	D	503,474
12,250	5.375%, 1/01/40 – AMBAC Insured (5)	1/11 at 100.00	D	2,578,625
19,345	Total Nevada			5,680,294
	New Jersey – 1.9%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/23	7/13 at 100.00	Ba2	2,357,550
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
1,000	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,129,400
1,010	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,159,076
4,510	Total New Jersey			4,646,026
	New Mexico – 3.0%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)	9/17 at 100.00	N/R	907,000

Nuveen Investments 25

Nuveen Select Tax-Free Income Portfolio 2 (continued)
NXQ	Portfolio of Investments September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004:
$555	4.625%, 1/01/25 – AGM Insured	7/14 at 100.00	AAA	$574,875
660	4.625%, 7/01/25 – AGM Insured	7/14 at 100.00	AAA	683,635
2,000	4.750%, 7/01/27 – AGM Insured	7/14 at 100.00	AAA	2,082,460
3,000	4.750%, 1/01/28 – AGM Insured	7/14 at 100.00	AAA	3,111,930
7,215	Total New Mexico			7,359,900
	New York – 2.8%
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)	12/14 at 100.00	AAA	2,122,220
1,700	New York Dorm Authority, FHA Insured Mortgage Hospital Revenue Bonds, Kaleida Health, Series 2006, 4.700%, 2/15/35	8/16 at 100.00	AAA	1,656,565
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16	6/11 at 100.00	AA–	3,081,330
6,700	Total New York			6,860,115
	North Carolina – 0.5%
1,155	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31	1/11 at 101.00	AA–	1,165,418
	Ohio – 2.0%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,850	5.375%, 6/01/24	6/17 at 100.00	BBB	1,629,554
50	5.125%, 6/01/24	6/17 at 100.00	BBB	42,936
680	5.875%, 6/01/30	6/17 at 100.00	BBB	549,930
775	5.750%, 6/01/34	6/17 at 100.00	BBB	593,650
2,680	5.875%, 6/01/47	6/17 at 100.00	BBB	1,969,130
6,035	Total Ohio			4,785,200
	Oklahoma – 1.6%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.375%, 9/01/36	9/16 at 100.00	BB+	896,580
3,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/42	2/17 at 100.00	A	3,014,460
4,000	Total Oklahoma			3,911,040
	Pennsylvania – 1.9%
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured (Alternative Minimum Tax)	7/11 at 101.00	A+	1,033,040
3,250	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%, 2/01/31 (Pre-refunded 2/01/12) – AGM Insured	2/12 at 100.00	AAA	3,467,555
4,250	Total Pennsylvania			4,500,595
	Puerto Rico – 1.8%
1,035	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA+	1,088,675
1,965	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20 (Pre-refunded 12/01/13)	12/13 at 100.00	AAA	2,222,828
15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	1,012,800
18,000	Total Puerto Rico			4,324,303
	Rhode Island – 2.4%
5,835	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42	6/12 at 100.00	BBB	5,834,357
	South Carolina – 5.1%
700	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/20	12/14 at 100.00	AA–	756,903

26 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)	12/12 at 101.00	AA (4)	$4,501,480
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)	11/13 at 100.00	A+ (4)	2,907,825
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A:
500	5.250%, 8/15/20 – NPFG Insured	8/14 at 100.00	A	549,125
2,435	5.250%, 2/15/21 – NPFG Insured	8/14 at 100.00	A	2,664,450
585	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series 1998A, 4.750%, 1/01/25 – NPFG Insured	1/11 at 100.00	A	585,374
475	The College of Charleston, Charleston South Carolina, Academic and Administrative Revenue Bonds, Series 2004B, 5.125%, 4/01/30 – SYNCORA GTY Insured	4/14 at 100.00	A1	493,250
11,195	Total South Carolina			12,458,407
	South Dakota – 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2004A, 5.250%, 11/01/34	11/14 at 100.00	AA–	1,019,440
	Texas – 12.3%
4,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put 5/15/17) (Alternative Minimum Tax)	5/12 at 101.00	BBB–	4,091,680
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	A	1,426,860
1,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%, 12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured	12/11 at 100.00	AA+ (4)	1,054,600
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas Children’s Hospital, Series 1995, 5.500%, 10/01/16 – NPFG Insured (ETM)	No Opt. Call	A (4)	2,915,050
3,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured	11/13 at 100.00	AA	3,078,300
6,610	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A	620,018
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/24 – AMBAC Insured	No Opt. Call	A2	276,868
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002A, 5.625%, 7/01/20 – AGM Insured (Alternative Minimum Tax)	7/12 at 100.00	AAA	2,069,460
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds, Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)	2/12 at 100.00	AAA	3,311,188
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	No Opt. Call	BBB–	1,348,802
90	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series 2004, 5.000%, 8/15/23	8/11 at 100.00	AAA	92,936
910	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series 2004, 5.000%, 8/15/23 (Pre-refunded 8/15/11)	8/11 at 100.00	AAA	947,592
335	Live Oak, Texas, General Obligation Bonds, Series 2004, 5.250%, 8/01/20 – NPFG Insured	8/14 at 100.00	Aa3	357,569
4,850	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 5.500%, 10/01/17 – RAAI Insured	10/12 at 100.00	BBB	5,040,799
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	1,026,030
500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 2000A, 5.625%, 7/15/13	1/11 at 100.00	AAA	502,100
1,560	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%, 8/01/42 (Alternative Minimum Tax)	8/13 at 100.00	Aaa	1,566,833
34,955	Total Texas			29,726,685
	Utah – 0.7%
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004, 5.000%, 7/01/21 – AMBAC Insured	7/14 at 100.00	Aa2	1,593,697

Nuveen Investments 27

Nuveen Select Tax-Free Income Portfolio 2 (continued)
NXQ	Portfolio of Investments September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Vermont – 0.4%
$915	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 – AGM Insured	2/11 at 100.00	AAA	$916,995
	Virginia – 1.1%
1,340	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds, Series 1998B, 5.000%, 10/01/28 – NPFG Insured (Alternative Minimum Tax)	10/10 at 100.00	AA–	1,340,791
1,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured	10/26 at 100.00	AA+	1,177,860
250	Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.750%, 11/01/13 – NPFG Insured	11/10 at 100.00	Aa2	251,025
3,090	Total Virginia			2,769,676
	Washington – 2.9%
6,715	Washington State Health Care Facilities Authority, Revenue Bonds, Sisters of Providence Health System, Series 2001A, 5.125%, 10/01/17 – NPFG Insured	10/11 at 100.00	AA	6,916,180
	Wisconsin – 0.9%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.500%, 8/15/18	8/13 at 100.00	BBB+	1,034,540
1,065	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002G, 4.850%, 9/01/17	3/12 at 100.00	AA	1,088,526
2,065	Total Wisconsin			2,123,066
$283,305	Total Municipal Bonds (cost $241,753,312)			238,558,165

Shares	Description			Value
	Common Stocks – 0.0%
	Airlines – 0.0%
117	UAL Corporation, (6)			$2,765
	Total Common Stocks (cost $0)			2,765
	Total Investments (cost $241,753,312) – 98.6%			238,560,930
	Floating Rate Obligations – (0.4)%			(1,000,000)
	Other Assets Less Liabilities – 1.8%			4,476,896
	Net Assets – 100%			$242,037,826

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)
The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. (“United”) filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL’s unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 1,825 and 592 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated the 1,825 shares of such UAL common stock holdings on November 15, 2006. The Fund received an additional distribution of 165 UAL common stock shares on November 14, 2007. The remaining 757 shares of UAL common stock were liquidated by the Fund on March 30, 2010. The Fund received an additional distribution of 117 UAL common stock shares on July 20, 2010, which are still held by the Fund as of September 30, 2010.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

28 Nuveen Investments

Nuveen Select Tax-Free Income Portfolio 3
NXR	Portfolio of Investments
September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 97.6%
	Alabama – 0.3%
$500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A–	$516,780
	California – 10.3%
2,105	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2002, 5.375%, 7/01/21 – AGM Insured	7/12 at 100.00	AAA	2,244,961
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/36	12/18 at 100.00	Baa3	808,550
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26	6/15 at 100.00	BBB	863,570
3,350	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14	5/12 at 101.00	AA–	3,680,277
2,595	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	2,599,931
1,000	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	1,163,270
320	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29	No Opt. Call	Baa3	316,893
500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured	No Opt. Call	A2	167,850
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,485,640
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
770	4.500%, 6/01/27	6/17 at 100.00	BBB	689,720
1,800	5.000%, 6/01/33	6/17 at 100.00	BBB	1,421,028
1,500	Placer Union High School District, Placer County, California, General Obligation Bonds, Series 2004C, 0.000%, 8/01/32 – AGM Insured	No Opt. Call	AA+	415,170
3,940	Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds, Combined Whitewater and 1984 Project Areas, Series 2003A, 0.000%, 4/01/35 – NPFG Insured	No Opt. Call	A+	872,158
465	Riverside Public Financing Authority, California, University Corridor Tax Allocation Bonds, Series 2007C, 5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	A	415,524
23,345	Total California			19,144,542
	Colorado – 7.2%
1,540	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB	1,525,062
400	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%, 6/15/34 – NPFG Insured	6/14 at 100.00	AA–	413,148
1,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	No Opt. Call	AA	1,037,430
2,265	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22 (ETM)	3/12 at 100.00	AA (4)	2,425,906
1,735	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A, 5.500%, 3/01/22 (Pre-refunded 3/01/12)	3/12 at 100.00	AA (4)	1,858,254
1,710	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)	No Opt. Call	A+	1,858,411

Nuveen Investments 29

Nuveen Select Tax-Free Income Portfolio 3 (continued)
NXR	Portfolio of Investments September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/24 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	$3,360,510
2,485	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 – NPFG Insured	9/20 at 63.98	A	806,432
14,135	Total Colorado			13,285,153
	Connecticut – 0.1%
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital Issue, Series 1992A, 6.625%, 7/01/18 – NPFG Insured	1/11 at 100.00	A	253,243
	District of Columbia – 0.2%
415	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24	5/11 at 101.00	BBB	416,104
15	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/13 – NPFG Insured (ETM)	12/10 at 100.00	AAA	15,069
430	Total District of Columbia			431,173
	Florida – 3.4%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2006, 5.250%, 10/01/41	10/16 at 100.00	A3	1,005,620
5,020	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18	10/11 at 100.00	Aa2	5,213,269
6,020	Total Florida			6,218,889
	Illinois – 18.5%
70	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted Housing Development Revenue Refunding Bonds, Series 1992, 6.850%, 7/01/22	1/11 at 100.00	AA	70,152
1,930	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B, 5.750%, 5/15/16 (Pre-refunded 5/15/11)	5/11 at 101.00	AAA	2,010,751
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust 1137, 9.042%, 7/01/15 (IF)	No Opt. Call	Aa1	1,140,720
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%, 9/01/31 – RAAI Insured	9/15 at 100.00	Aa3	2,052,698
4,435	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project, Series 1985A, 5.500%, 8/01/20	8/11 at 103.00	Aa1	4,630,450
1,500	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series 1992C, 6.250%, 4/15/22 (ETM)	No Opt. Call	N/R (4)	1,918,500
315	Illinois Health Facilities Authority, Revenue Bonds, Holy Family Medical Center, Series 1997, 5.125%, 8/15/17 – NPFG Insured	2/11 at 100.00	A	315,202
2,255	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	1/13 at 100.00	Baa1	2,342,877
475	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rockford Health System, Series 1997, 5.000%, 8/15/21 – AMBAC Insured	2/11 at 100.00	N/R	447,189
2,500	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2, 5.050%, 8/01/27 (Alternative Minimum Tax)	2/16 at 100.00	AA	2,556,100
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	6,147,050
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois, General Obligation Bonds, Series 2006, 0.000%, 5/01/23 – AGM Insured	No Opt. Call	Aa3	578,230
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
2,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	831,850
2,000	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	432,100
6,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 2002B, 5.000%, 6/15/21 – NPFG Insured	6/12 at 101.00	AAA	6,262,077
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,426,022
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/22 (Pre-refunded 12/15/11) – RAAI Insured	12/11 at 100.00	N/R (4)	1,056,750
36,215	Total Illinois			34,218,718

30 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 6.1%
$1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured	7/14 at 100.00	A (4)	$1,157,800
3,500	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	BBB	3,464,965
1,900	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured	No Opt. Call	AAA	2,177,514
2,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.250%, 7/01/33 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AAA	2,168,320
2,295	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 4.375%, 7/15/25 – NPFG Insured	7/15 at 100.00	AA+	2,391,528
10,695	Total Indiana			11,360,127
	Iowa – 5.1%
2,745	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.000%, 7/01/20	7/16 at 100.00	BB+	2,485,762
750	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	BBB	640,073
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
3,255	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	3,381,554
2,850	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	2,977,538
9,600	Total Iowa			9,484,927
	Kansas – 1.2%
	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006:
1,425	5.125%, 7/01/26	7/16 at 100.00	A2	1,467,052
700	4.875%, 7/01/36	7/16 at 100.00	A2	690,347
2,125	Total Kansas			2,157,399
	Maine – 0.1%
120	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%, 7/01/19 – NPFG Insured	7/11 at 100.00	Aaa	121,093
	Massachusetts – 0.8%
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	12/10 at 100.00	BBB	1,002,600
15	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 6.000%, 7/01/17	7/11 at 101.00	AA	15,612
485	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 6.000%, 7/01/17 (Pre-refunded 7/01/11)	7/11 at 101.00	AAA	510,511
1,500	Total Massachusetts			1,528,723
	Michigan – 2.7%
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%, 7/01/34 – FGIC Insured	7/16 at 100.00	A1	1,438,305
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30	12/12 at 100.00	AA	2,924,244
235	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	2/11 at 100.00	BB–	235,012
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	303,313
4,885	Total Michigan			4,900,874
	Mississippi – 0.4%
725	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24	9/14 at 100.00	AA	756,922

Nuveen Investments 31

Nuveen Select Tax-Free Income Portfolio 3 (continued)
NXR	Portfolio of Investments September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nebraska – 1.9%
$3,500	Nebraska Public Power District, General Revenue Bonds, Series 2002B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	A1	$3,573,710
	Nevada – 3.6%
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	Aa3	1,047,690
4,095	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured (5)	1/11 at 100.00	N/R	861,998
1,680	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 – FGIC Insured	6/12 at 100.00	A	1,709,585
2,830	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 100.00	A3 (4)	3,067,324
9,605	Total Nevada			6,686,597
	New Hampshire – 0.3%
445	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)	5/11 at 100.00	Aa2	462,809
	New Jersey – 1.5%
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
1,000	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,160,810
1,355	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,554,998
2,355	Total New Jersey			2,715,808
	New Mexico – 2.7%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)	9/17 at 100.00	N/R	907,000
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%, 1/01/25 – AGM Insured	7/14 at 100.00	AAA	4,143,240
5,000	Total New Mexico			5,050,240
	New York – 2.9%
2,335	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.375%, 9/01/21 (Pre-refunded 9/01/11)	9/11 at 100.00	AAA	2,444,045
35	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18	2/11 at 100.00	AA	35,186
1,000	New York Dorm Authority, FHA Insured Mortgage Hospital Revenue Bonds, Kaleida Health, Series 2006, 4.700%, 2/15/35	8/16 at 100.00	AAA	974,450
1,850	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/15	12/10 at 100.00	AA–	1,856,901
5,220	Total New York			5,310,582
	North Carolina – 4.2%
5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/18 – NPFG Insured	1/13 at 100.00	A	5,412,549
2,345	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 7/01/16 – AGM Insured	7/11 at 101.00	AAA	2,442,529
7,345	Total North Carolina			7,855,078
	Ohio – 1.9%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,345	5.375%, 6/01/24	6/17 at 100.00	BBB	1,184,730
1,355	6.000%, 6/01/42	6/17 at 100.00	BBB	1,036,860
2,050	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37	6/22 at 100.00	BBB	1,364,562
4,750	Total Ohio			3,586,152

32 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oklahoma – 1.7%
$3,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004, 5.000%, 2/15/24	2/14 at 100.00	A	$3,060,450
	Pennsylvania – 2.4%
2,435	Dauphin County Industrial Development Authority, Pennsylvania, Water Development Revenue Refunding Bonds, Dauphin Consolidated Water Supply Company, Series 1992B, 6.700%, 6/01/17	No Opt. Call	A–	2,879,047
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2003, 5.250%, 7/15/24	7/13 at 100.00	BBB+	512,335
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured (Alternative Minimum Tax)	7/11 at 101.00	A+	1,033,040
3,935	Total Pennsylvania			4,424,422
	Puerto Rico – 1.0%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,109,840
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
1,170	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	Aa2	207,617
7,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	472,640
9,170	Total Puerto Rico			1,790,097
	South Carolina – 3.2%
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)	11/13 at 100.00	A+ (4)	1,744,695
1,500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/20 – NPFG Insured	8/14 at 100.00	A	1,647,375
520	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)	11/12 at 100.00	A3 (4)	574,912
1,980	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours Health System Inc., Series 2002B, 5.625%, 11/15/30	11/12 at 100.00	A–	2,014,115
5,500	Total South Carolina			5,981,097
	South Dakota – 1.1%
1,010	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series 2002, 5.125%, 7/01/27 – AMBAC Insured	7/12 at 101.00	A+	1,028,342
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2004A, 5.250%, 11/01/34	11/14 at 100.00	AA–	1,019,440
2,010	Total South Dakota			2,047,782
	Tennessee – 1.2%
2,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	A1	2,157,940
	Texas – 9.9%
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	A	1,426,860
2,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured	11/13 at 100.00	AA	2,565,250
1,125	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H, 0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	A	154,328
4,005	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	A	498,182
3,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002B, 5.500%, 7/01/18 – AGM Insured	7/12 at 100.00	AAA	3,216,240
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds, Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)	2/12 at 100.00	AAA	3,311,188

Nuveen Investments 33

Nuveen Select Tax-Free Income Portfolio 3 (continued)
NXR	Portfolio of Investments September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 5.500%, 10/01/17 – RAAI Insured	10/12 at 100.00	BBB	$4,936,864
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%, 8/01/42 (Alternative Minimum Tax)	8/13 at 100.00	Aaa	1,757,665
500	Victoria, Texas, General Obligation Bonds, Series 2001, 5.000%, 8/15/23 – FGIC Insured	8/11 at 100.00	AA	520,520
22,255	Total Texas			18,387,097
	Washington – 0.3%
510	Port of Seattle, Washington, Revenue Bonds, Series 2001A, 5.000%, 4/01/31 – FGIC Insured	10/11 at 100.00	Aa2	514,616
	Wisconsin – 1.4%
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA	2,637,575
$199,645	Total Municipal Bonds (cost $175,040,649)			180,620,615

Shares	Description			Value
	Common Stocks – 0.0%
	Airlines – 0.0%
34	UAL Corporation, (6)			$803
	Total Common Stocks (cost $0)			803
	Total Investments (cost $175,040,649) – 97.6%			180,621,418
	Other Assets Less Liabilities – 2.4%			4,527,360
	Net Assets – 100%			$185,148,778

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)
The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. (“United”) filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL’s unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 532 and 172 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated 532 shares of such UAL common stock holdings on November 15, 2006. The Fund received an additional distribution of 48 UAL common stock shares on November 14, 2007. The remaining 220 shares of UAL common stock were liquidated by the Fund on March 30, 2010. The Fund received an additional distribution of 34 UAL common stock shares on July 20, 2010, which are still held by the Fund as of September 30, 2010.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

34 Nuveen Investments

Nuveen California Select Tax-Free Income Portfolio
NXC	Portfolio of Investments
September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.2%
$155	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BBB	$146,278
1,080	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue Bonds, Fresno County Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23	6/12 at 100.00	BBB	1,088,586
4,045	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BBB	2,504,098
5,280	Total Consumer Staples			3,738,962
	Education and Civic Organizations – 9.5%
3,000	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series 2008A, 5.625%, 4/01/37	4/18 at 100.00	Aa3	3,279,750
45	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	44,777
1,000	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series 2002A, 5.500%, 10/01/32	10/12 at 100.00	A2	1,028,400
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
35	5.000%, 11/01/21	11/15 at 100.00	A2	37,713
45	5.000%, 11/01/25	11/15 at 100.00	A2	47,603
3,000	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone Institutes, Series 2001, 5.500%, 10/01/19	10/11 at 101.00	A–	3,099,930
1,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured	11/11 at 101.00	BBB	984,710
8,125	Total Education and Civic Organizations			8,522,883
	Health Care – 12.2%
110	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	110,209
2,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)	11/16 at 100.00	Aa3	2,578,560
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC, Series 2001A, 5.550%, 8/01/31	8/11 at 102.00	A+	2,056,280
1,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – AGM Insured	6/13 at 100.00	AAA	1,625,580
1,500	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds, Mission Community Hospital, Series 2001, 5.375%, 11/01/26	11/10 at 102.00	A–	1,511,880
545	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	557,873
1,880	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Orthopaedic Hospital Foundation, Series 2000, 5.500%, 6/01/17 – AMBAC Insured	12/10 at 100.00	BBB+	1,881,993
540	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	621,761
10,625	Total Health Care			10,944,136
	Housing/Multifamily – 1.3%
380	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB–	379,331
750	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH – Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured	8/12 at 100.00	Baa1	759,855
1,130	Total Housing/Multifamily			1,139,186

Nuveen Investments 35

Nuveen California Select Tax-Free Income Portfolio (continued)
NXC	Portfolio of Investments September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 0.1%
$95	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	A	$97,085
	Industrials – 1.7%
1,015	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB	1,056,412
500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	511,560
1,515	Total Industrials			1,567,972
	Long-Term Care – 2.8%
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22	11/12 at 100.00	A–	1,522,740
1,000	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center Project, Series 2007, 5.250%, 12/01/27	12/17 at 100.00	Baa1	983,270
2,500	Total Long-Term Care			2,506,010
	Tax Obligation/General – 24.0%
750	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A1	807,263
1,650	California, General Obligation Bonds, Various Purpose Series 2009, 5.500%, 11/01/39	11/19 at 100.00	A1	1,744,760
1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 – FGIC Insured	8/12 at 101.00	Aa2	1,072,500
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1999A:
4,650	0.000%, 8/01/16 – NPFG Insured	No Opt. Call	A	3,632,812
1,750	0.000%, 2/01/17 – NPFG Insured	No Opt. Call	A	1,307,740
2,375	0.000%, 8/01/17 – NPFG Insured	No Opt. Call	A	1,726,934
2,345	0.000%, 2/01/18 – NPFG Insured	No Opt. Call	A	1,648,746
	Mountain View-Los Altos Union High School District, Santa Clara County, California, General Obligation Capital Appreciation Bonds, Series 1995C:
1,015	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	Aa1	806,448
1,080	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aa1	805,691
100	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	105,590
3,220	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured	7/15 at 100.00	Aa2	3,392,849
1,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2003E, 5.250%, 7/01/24 – AGM Insured	7/13 at 101.00	AAA	1,686,150
2,565	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 5.000%, 9/01/26 – AGM Insured	9/15 at 100.00	AAA	2,830,914
24,000	Total Tax Obligation/General			21,568,397
	Tax Obligation/Limited – 19.1%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003, 5.625%, 10/01/33 – RAAI Insured	10/13 at 100.00	N/R	918,010
3,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Calipatria State Prison, Series 1991A, 6.500%, 9/01/17 – NPFG Insured	No Opt. Call	A	3,901,519
1,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga State Hospital, Series 2004A, 5.500%, 6/01/23	6/14 at 100.00	A2	1,036,460
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1, 6.375%, 11/01/34	11/19 at 100.00	A2	1,655,400
120	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	121,272
360	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	335,664

36 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured	10/15 at 100.00	A	$972,050
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
55	5.000%, 9/01/26	9/16 at 100.00	N/R	53,700
130	5.125%, 9/01/36	9/16 at 100.00	N/R	118,464
215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	200,982
1,300	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch, Series 2004A, 5.625%, 8/15/34	8/12 at 101.00	N/R	1,304,004
105	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	98,800
130	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	131,825
605	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – NPFG Insured	No Opt. Call	A1	667,261
3,000	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%, 6/01/21 – NPFG Insured	6/15 at 100.00	AA	3,332,700
225	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured	12/17 at 100.00	AA–	220,914
1,000	Santa Clara County Board of Education, California, Certificates of Participation, Series 2002, 5.000%, 4/01/25 – NPFG Insured	4/12 at 101.00	A	1,041,370
1,000	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006, 5.000%, 9/01/26 – FGIC Insured	9/16 at 100.00	N/R	1,004,280
16,245	Total Tax Obligation/Limited			17,114,675
	Transportation – 5.7%
1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35	1/11 at 100.00	BBB–	1,053,274
3,500	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%, 8/01/17 – AMBAC Insured (Alternative Minimum Tax)	8/11 at 100.00	AA	3,605,839
445	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 1999, Issue 23A, 5.000%, 5/01/30 – FGIC Insured (Alternative Minimum Tax)	5/11 at 100.00	A1	445,249
5,095	Total Transportation			5,104,362
	U.S. Guaranteed – 12.3% (4)
400	Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2002A, 5.000%, 8/01/26 (Pre-refunded 8/01/12)	8/12 at 100.00	Aa1 (4)	433,864
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
1,750	5.750%, 5/01/17 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	1,915,620
2,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,169,540
2,200	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2002, 5.250%, 11/01/21 (Pre-refunded 11/01/11)	11/11 at 100.00	A2 (4)	2,314,730
800	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	917,264
2,000	North Orange County Community College District, California, General Obligation Bonds, Series 2002A, 5.000%, 8/01/22 (Pre-refunded 8/01/12) – NPFG Insured	8/12 at 101.00	AA (4)	2,177,940
1,000	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A (4)	1,099,280
10,150	Total U.S. Guaranteed			11,028,238

Nuveen Investments 37

Nuveen California Select Tax-Free Income Portfolio (continued)
NXC	Portfolio of Investments September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 5.8%
$645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	$666,240
200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA–	219,316
7,600	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B, 0.000%, 9/01/23	9/16 at 64.56	A	3,530,047
215	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	203,764
535	Turlock Irrigation District, California, Revenue Refunding Bonds, Series 1992A, 6.250%, 1/01/12 – NPFG Insured	No Opt. Call	A1	550,938
9,195	Total Utilities			5,170,305
	Water and Sewer – 2.5%
150	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	153,107
250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 – FGIC Insured	6/16 at 100.00	AA	264,570
825	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation, Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24	4/13 at 100.00	A	840,535
1,000	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems Project, Series 2003, 5.625%, 7/01/43	7/13 at 100.00	A+	1,012,470
2,225	Total Water and Sewer			2,270,682
$96,180	Total Investments (cost $87,859,525) – 101.2%			90,772,893
	Floating Rate Obligations – (1.7)%			(1,540,000)
	Other Assets Less Liabilities – 0.5%			455,327
	Net Assets – 100%			$89,688,220

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

38 Nuveen Investments

Nuveen New York Select Tax-Free Income Portfolio
NXN	Portfolio of Investments
September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.2%
$100	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BB+	$93,269
	Consumer Staples – 1.6%
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
375	4.750%, 6/01/22	6/16 at 100.00	BBB	376,661
540	5.000%, 6/01/26	6/16 at 100.00	BBB	514,625
915	Total Consumer Staples			891,286
	Education and Civic Organizations – 9.0%
100	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	101,654
50	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	N/R	45,308
30	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	30,202
430	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	430,211
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	A	1,028,110
785	Dormitory Authority of the State of New York, Insured Revenue Bonds, Iona College, Series 2002, 5.000%, 7/01/22 – SYNCORA GTY Insured	7/12 at 100.00	BBB	802,859
50	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	53,368
120	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Baa1	124,252
100	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	102,623
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College, Series 2004, 5.000%, 10/01/34	10/14 at 100.00	A–	100,359
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2002, 5.250%, 8/01/21	2/11 at 100.00	A–	502,320
430	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	384,730
590	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	546,488
500	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Series 2010, 5.625%, 1/15/46	1/20 at 100.00	AA	530,975
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/11 at 100.00	BBB–	200,506
65	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	66,737
5,050	Total Education and Civic Organizations			5,050,702
	Financials – 0.8%
435	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A1	478,848

Nuveen Investments 39

Nuveen New York Select Tax-Free Income Portfolio (continued)
NXN	Portfolio of Investments September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 14.4%
$450	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	A	$470,462
500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	512,690
100	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A2	103,710
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001:
110	5.375%, 7/01/20	7/11 at 101.00	Baa3	110,693
100	5.500%, 7/01/30	7/11 at 101.00	Baa3	100,073
950	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006-1, 5.000%, 7/01/35	7/16 at 100.00	AA	992,617
670	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA	728,632
395	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AAA	439,086
1,680	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/17 – AMBAC Insured	7/11 at 101.00	N/R	1,718,052
1,195	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001B, 5.250%, 7/01/17 – AMBAC Insured	7/11 at 101.00	Baa1	1,222,067
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	505,290
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
100	5.250%, 2/01/27	No Opt. Call	BBB–	94,437
90	5.500%, 2/01/32	No Opt. Call	BBB–	85,655
750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	804,975
235	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	Baa3	239,806
7,825	Total Health Care			8,128,245
	Housing/Multifamily – 5.9%
1,700	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 – AMBAC Insured	8/12 at 101.00	N/R	1,738,199
1,000	New Hartford-Sunset Woods Funding Corporation, New York, FHA-Insured Mortgage Revenue Bonds, Sunset Woods Apartments II Project, Series 2002, 5.350%, 2/01/20	8/12 at 101.00	AAA	1,038,140
250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	257,723
275	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	280,363
3,225	Total Housing/Multifamily			3,314,425
	Housing/Single Family – 8.0%
2,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.000%, 10/01/18 (Alternative Minimum Tax)	10/11 at 100.00	Aa1	2,021,620
2,500	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-First Series A, 5.300%, 10/01/31 (Alternative Minimum Tax)	4/11 at 100.00	Aaa	2,507,475
4,500	Total Housing/Single Family			4,529,095

40 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 11.3%
$1,750	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – NPFG Insured	8/11 at 101.00	A	$1,785,630
100	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	A1	101,225
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005, 5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	34,255
2,000	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds, Jewish Home of Rochester, Series 2002, 4.625%, 2/15/17	8/12 at 101.00	AAA	2,102,380
1,000	East Rochester Housing Authority, New York, Revenue Bonds, GNMA/FHA-Secured Revenue Bonds, St. Mary’s Residence Project, Series 2002A, 5.375%, 12/20/22	12/12 at 103.00	N/R	1,057,030
980	New York City Industrial Development Agency, New York, GNMA Collateralized Mortgage Revenue Bonds, Eger Harbor House Inc., Series 2002A, 4.950%, 11/20/32	11/12 at 101.00	AA+	1,003,785
25	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18	7/16 at 100.00	N/R	23,456
275	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.500%, 7/01/18	7/16 at 101.00	N/R	258,013
6,180	Total Long-Term Care			6,365,774
	Materials – 0.2%
90	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds, International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)	12/13 at 100.00	BBB	90,725
	Tax Obligation/General – 7.5%
	Clarkstown, Rickland County, New York, Various Purposes Serial Bonds, Series 1992:
525	5.600%, 6/15/11 – AMBAC Insured	No Opt. Call	AAA	544,677
525	5.600%, 6/15/12 – AMBAC Insured	No Opt. Call	AAA	571,148
1,260	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	1,412,095
300	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	340,554
200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	224,992
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	1,105,880
3,810	Total Tax Obligation/General			4,199,346
	Tax Obligation/Limited – 18.5%
600	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	660,282
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured	5/14 at 100.00	AAA	543,920
500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	534,055
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
250	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	276,855
200	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	219,500
1,225	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,344,431
600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	642,174
670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 – FGIC Insured	2/13 at 100.00	AAA	721,503
550	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	612,860
535	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender Option Bond Trust 3545, 13.426%, 5/01/32 (IF)	5/19 at 100.00	AAA	659,676

Nuveen Investments 41

Nuveen New York Select Tax-Free Income Portfolio (continued)
NXN	Portfolio of Investments September 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$775	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	$863,869
250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General Series 2004A, 5.000%, 4/01/21 – NPFG Insured	4/14 at 100.00	AA	276,860
425	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	466,365
570	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB)	No Opt. Call	AA	698,324
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
1,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,086,170
250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	270,863
500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	542,535
9,400	Total Tax Obligation/Limited			10,420,242
	Transportation – 2.0%
180	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	183,571
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A	573,970
100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AAA	106,397
105	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	112,267
120	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.154%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA+	158,914
1,005	Total Transportation			1,135,119
	U.S. Guaranteed – 4.8% (4)
220	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25 (Pre-refunded 7/15/11)	7/11 at 101.00	BBB+ (4)	231,587
880	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986, 7.375%, 7/01/16 (ETM)	No Opt. Call	AAA	1,048,335
250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)	5/13 at 100.00	Aaa	280,875
180	Suffolk County Water Authority, New York, Water Revenue Bonds, Series 1986V, 6.750%, 6/01/12 (ETM)	No Opt. Call	AAA	192,418
880	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24 (Pre-refunded 7/15/12)	7/12 at 100.00	AAA	946,713
2,410	Total U.S. Guaranteed			2,699,928
	Utilities – 3.3%
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
570	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	621,334
430	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	464,267
500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – NPFG Insured	3/11 at 100.00	A	503,440
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)	11/11 at 101.00	Baa2	258,540
1,750	Total Utilities			1,847,581

42 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 12.1%
$2,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2001C, 5.125%, 6/15/33	6/11 at 101.00	AAA	$2,583,950
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Loan, Series 2002B:
2,000	5.250%, 6/15/19	6/12 at 100.00	AAA	2,137,820
2,000	5.000%, 6/15/27	6/12 at 100.00	AAA	2,100,840
6,500	Total Water and Sewer			6,822,610
$53,195	Total Investments (cost $53,497,331) – 99.6%			56,067,195
	Floating Rate Obligations – (1.8)%			(1,005,000)
	Other Assets Less Liabilities – 2.2%			1,210,545
	Net Assets – 100%			$56,272,740

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments 43

Statement of
Assets & Liabilities
September 30, 2010 (Unaudited)

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ )	Select Tax-Free 3 (NXR	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Assets

Investments, at value (cost $224,479,370, $241,753,312, $175,040,649, $87,859,525 and $53,497,331, respectively)	$230,643,974		$238,560,930	$180,621,418		$90,772,893		$56,067,195
Cash	2,374,934		2,593,915	2,998,917		—		609,809
Receivables:
Interest	3,665,250		3,774,354	2,640,333		1,173,621		825,864
Investments sold	788,024		30,360	—		—		—
Other assets	42,707		127,840	33,346		17,597		11,806
Total assets	237,514,889		245,087,399	186,294,014		91,964,111		57,514,674
Liabilities
Cash overdraft	—		—	—		332,798		—
Floating rate obligations	—		1,000,000	—		1,540,000		1,005,000
Payables:
Dividends	897,936		913,897	647,992		319,922		184,982
Investments purchased	399,060		920,032	332,550		—		—
Accrued expenses:
Management fees	43,947		54,915	42,362		20,894		13,075
Other	157,168		160,729	122,332		62,277		38,877
Total liabilities	1,498,111		3,049,573	1,145,236		2,275,891		1,241,934
Net assets	$236,016,778		$242,037,826	$185,148,778		$89,688,220		$56,272,740
Shares outstanding	16,500,776		17,687,869	13,012,834		6,267,291		3,914,346
Net asset value per share outstanding	$14.30		$13.68	$14.23		$14.31		$14.38
Net assets consist of:
Shares, $.01 par value per share	$165,008		$176,879	$130,128		$62,673		$39,143
Paid-in surplus	229,350,513		246,765,464	179,047,273		87,263,868		53,707,438
Undistributed (Over-distribution of) net investment income	1,082,830		454,861	350,794		69,437		50,869
Accumulated net realized gain (loss)	(746,177)		(2,166,996)	39,814		(621,126)		(94,574)
Net unrealized appreciation (depreciation)	6,164,604		(3,192,382)	5,580,769		2,913,368		2,569,864
Net assets	$236,016,778		$242,037,826	$185,148,778		$89,688,220		$56,272,740
Authorized shares	Unlimited		Unlimited	Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

44 Nuveen Investments

Statement of
Operations
Six Months Ended September 30, 2010 (Unaudited)

	Select		Select		Select		California		New York
	Tax-Free		Tax-Free 2		Tax-Free 3		Select Tax-Free		Select Tax-Free
	(NXP	)	(NXQ	)	(NXR	)	(NXC	)	(NXN )
Investment Income	$6,218,273		$6,142,830		$4,621,875		$2,293,270		$1,366,558
Expenses
Management fees	269,692		335,910		258,683		126,697		79,417
Shareholders’ servicing agent fees and expenses	11,575		10,635		9,079		3,263		2,742
Interest expense on floating rate obligations	—		4,007		—		5,436		2,841
Custodian’s fees and expenses	23,044		23,865		19,495		10,644		9,028
Trustees’ fees and expenses	2,812		2,900		2,195		1,062		667
Professional fees	39,999		56,861		22,020		6,423		5,437
Shareholders’ reports – printing and mailing expenses	28,100		29,470		22,685		10,402		7,642
Stock exchange listing fees	4,639		4,623		4,599		4,557		4,568
Investor relations expense	8,763		8,986		6,617		2,773		1,902
Other expenses	5,028		5,032		4,267		2,653		2,239
Total expenses before custodian fee credit	393,652		482,289		349,640		173,910		116,483
Custodian fee credit	(1,308)		(1,704)		(736)		(43)		(162)
Net expenses	392,344		480,585		348,904		173,867		116,321
Net investment income	5,825,929		5,662,245		4,272,971		2,119,403		1,250,237
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	97,825		22,820		26,963		12,157		(29,804)
Change in net unrealized appreciation (depreciation) of investments	1,802,338		2,926,540		2,089,706		2,095,340		1,221,661
Net realized and unrealized gain (loss)	1,900,163		2,949,360		2,116,669		2,107,497		1,191,857
Net increase (decrease) in net assets from operations	$7,726,092		$8,611,605		$6,389,640		$4,226,900		$2,442,094

See accompanying notes to financial statements.

Nuveen Investments 45

Statement of
Changes in Net Assets (Unaudited)

	Select Tax-Free (NXP)		Select Tax-Free 2 (NXQ)		Select Tax-Free 3 (NXR)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/10	3/31/10	9/30/10	3/31/10	9/30/10	3/31/10
Operations
Net investment income	$5,825,929	$11,988,538	$5,662,245	$11,980,343	$4,272,971	$8,677,072
Net realized gain (loss) from investments	97,825	52,099	22,820	(381,407)	26,963	11,888
Change in net unrealized appreciation (depreciation) of investments	1,802,338	10,863,997	2,926,540	16,031,656	2,089,706	8,445,903
Net increase (decrease) in net assets from operations	7,726,092	22,904,634	8,611,605	27,630,592	6,389,640	17,134,863
Distributions to Shareholders
From net investment income	(5,887,591)	(11,808,528)	(5,887,858)	(11,759,649)	(4,175,652)	(8,340,466)
From accumulated net realized gains	—	—	—	—	—	(12,996)
Decrease in net assets from distributions to shareholders	(5,887,591)	(11,808,528)	(5,887,858)	(11,759,649)	(4,175,652)	(8,353,462)
Capital Share Transactions
Net proceeds from shares issued to shareholders due to reinvestment of distributions	309,771	657,992	213,763	458,195	155,920	319,912
Net increase (decrease) in net assets from capital share transactions	309,771	657,992	213,763	458,195	155,920	319,912
Net increase (decrease) in net assets	2,148,272	11,754,098	2,937,510	16,329,138	2,369,908	9,101,313
Net assets at the beginning of period	233,868,506	222,114,408	239,100,316	222,771,178	182,778,870	173,677,557
Net assets at the end of period	$236,016,778	$233,868,506	$242,037,826	$239,100,316	$185,148,778	$182,778,870
Undistributed (Over-distribution of) net investment income at the end of period	$1,082,830	$1,144,492	$454,861	$680,474	$350,794	$253,475

See accompanying notes to financial statements.

46 Nuveen Investments

	California Select Tax-Free (NXC)		New York Select Tax-Free (NXN)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/10	3/31/10	9/30/10	3/31/10
Operations
Net investment income	$2,119,403	$4,213,923	$1,250,237	$2,441,261
Net realized gain (loss) from investments	12,157	226,399	(29,804)	(5,962)
Change in net unrealized appreciation (depreciation) of investments	2,095,340	4,328,914	1,221,661	2,655,873
Net increase (decrease) in net assets from operations	4,226,900	8,769,236	2,442,094	5,091,172
Distributions to Shareholders
From net investment income	(2,087,007)	(4,174,015)	(1,197,566)	(2,393,983)
From accumulated net realized gains	—	—	—	—
Decrease in net assets from distributions to shareholders	(2,087,007)	(4,174,015)	(1,197,566)	(2,393,983)
Capital Share Transactions
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	21,134	41,902
Net increase (decrease) in net assets from capital share transactions	—	—	21,134	41,902
Net increase (decrease) in net assets	2,139,893	4,595,221	1,265,662	2,739,091
Net assets at the beginning of period	87,548,327	82,953,106	55,007,078	52,267,987
Net assets at the end of period	$89,688,220	$87,548,327	$56,272,740	$55,007,078
Undistributed (Over-distribution of) net investment income at the end of period	$69,437	$37,041	$50,869	$(1,802)

See accompanying notes to financial statements.

Nuveen Investments 47

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen California Select Tax-Free Income Portfolio (NXC) and Nuveen New York Select Tax-Free Income Portfolio (NXN) (collectively, the “Funds”). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, registered investment companies.

Each Fund seeks to provide current income and stable dividends, exempt from regular federal and designated state income taxes, where applicable, consistent with the preservation of capital by investing primarily in a portfolio of municipal obligations.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of fixed-income securities are provided by a pricing service approved by the Funds’ Board of Trustees. These securities are generally classified as Level 2. Prices of fixed-income securities are based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information provided by Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”) in establishing a fair valuation for the security. These securities are generally classified as Level 2 or Level 3.

Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value. These securities are generally classified as Level 1 or Level 2 (which is usually the case for municipal bonds).

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At September 30, 2010, there were no such outstanding purchase commitments in any of the Funds.

 48 Nuveen Investments

Investment Income
Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended September 30, 2010, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate

Nuveen Investments 49

Notes to
Financial Statements (Unaudited) (continued)

certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At September 30, 2010, the Funds were not invested in externally-deposited Recourse Trusts.

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ	)	Select Tax-Free 3 (NXR	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Maximum exposure to Recourse Trusts	$—		$—		$—		$—		$—

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended September 30, 2010, for the following Funds were as follows:

	Select Tax-Free 2 (NXQ	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Average floating rate obligations outstanding	$1,000,000		$1,540,000		$1,005,000
Average annual interest rate and fees	.80%		.70%		.56%

Derivative Financial Instruments
Each Fund is authorized to invest in futures, options, swaps and other derivative instruments. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended September 30, 2010.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

50 Nuveen Investments

2. Fair Value Measurements

In determining the fair value of each Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of September 30, 2010:

Select Tax-Free (NXP)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$230,641,091	$—	$230,641,091
Common Stocks	2,883	—	—	2,883
Total	$2,883	$230,641,091	$—	$230,643,974

Select Tax-Free 2 (NXQ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$238,558,165	$—	$238,558,165
Common Stocks	2,765	—	—	2,765
Total	$2,765	$238,558,165	$—	$238,560,930

Select Tax-Free 3 (NXR)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$180,620,615	$—	$180,620,615
Common Stocks	803	—	—	803
Total	$803	$180,620,615	$—	$180,621,418

California Select Tax-Free (NXC)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$90,772,893	$—	$90,772,893

New York Select Tax-Free (NXN)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$56,067,195	$—	$56,067,195

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended September 30, 2010.

4. Fund Shares
The Funds did not repurchase and retire any of their shares during the six months ended September 30, 2010 or the fiscal year ended March 31, 2010.

Transactions in shares were as follows:

	Select Tax-Free (NXP)		Select Tax-Free 2 (NXQ)		Select Tax-Free 3 (NXR)
	Six Months Ended 9/30/10	Year Ended 3/31/10	Six Months Ended 9/30/10	Year Ended 3/31/10	Six Months Ended 9/30/10	Year Ended 3/31/10
Shares issued to shareholders due to reinvestment of distributions	21,695	47,024	15,728	34,706	11,037	23,083

	California Select Tax-Free (NXC)		New York Select Tax-Free (NXN)
	Six Months Ended 9/30/10	Year Ended 3/31/10	Six Months Ended 9/30/10	Year Ended 3/31/10
Shares issued to shareholders due to reinvestment of distributions	—	—	1,478	3,021

Nuveen Investments 51

Notes to
Financial Statements (Unaudited) (continued)

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments) during the six months ended September 30, 2010, were as follows:

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ	)	Select Tax-Free 3 (NXR	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Purchases	$5,573,971		$7,754,418		$3,655,543		$374,752		$735,278
Sales and maturities	7,977,604		8,594,204		5,976,525		315,984		1,318,020

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At September 30, 2010, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ )	Select Tax-Free 3 (NXR	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Cost of investments	$224,030,300		$240,512,778	$174,827,400		$86,312,770		$52,484,537
Gross unrealized:
Appreciation	$17,486,874		$11,890,164	$10,423,070		$4,341,960		$2,717,680
Depreciation	(10,873,200)		(14,842,012)	(4,629,052)		(1,426,100)		(137,146)
Net unrealized appreciation (depreciation) of investments	$6,613,674		$(2,951,848)	$5,794,018		$2,915,860		$2,580,534

Permanent differences, primarily due to federal taxes paid, taxable market discount and distribution character reclassifications, resulted in reclassifications among the Funds’ components of net assets at March 31, 2010, the Funds’ last tax year end, as follows:

	Select Tax-Free (NXP )	Select Tax-Free 2 (NXQ	)	Select Tax-Free 3 (NXR	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Undistributed (Over-distribution of) net investment income	$(1,288)	$(13,807)		$(1,270)		$(234)		$—
Accumulated net realized gain (loss)	11,473	13,783		1,270		234		—
Paid-in-surplus	(10,185)	24		—		—		—

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at March 31, 2010, the Funds’ last tax year end, were as follows:

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ	)	Select Tax-Free 3 (NXR	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Undistributed net tax-exempt income*	$1,730,150		$1,441,934		$772,035		$378,559		$186,791
Undistributed net ordinary income**	496		11,261		19,012		4,246		—
Undistributed net long-term capital gains	—		—		—		—		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on March 2, 2010, paid on April 1, 2010.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

52 Nuveen Investments

The tax character of distributions paid during the Funds’ last tax year ended March 31, 2010, was designated for purposes of the dividends paid deduction as follows:

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ	)	Select Tax-Free 3 (NXR	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Distributions from net tax-exempt income	$11,501,182		$11,757,723		$8,339,231		$4,174,015		$2,393,829
Distributions from net ordinary income**	263,468		—		306		—		—
Distributions from net long-term capital gains	—		—		12,690		—		—

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At March 31, 2010, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Select Tax-Free (NXP	)	Select Tax-Free 2 (NXQ	)	California Select Tax-Free (NXC	)	New York Select Tax-Free (NXN	)
Expiration:
March 31, 2015	$844,020		$1,317,559		$—		$—
March 31, 2016	—		7,597		29,942		40,192
March 31, 2017	—		400,800		107,619		15,314
March 31, 2018	—		—		—		9,265
Total	$844,020		$1,725,956		$137,561		$64,771

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2009 through March 31, 2010, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	Select Tax-Free 2 (NXQ	)	California Select Tax-Free (NXC	)
Post-October capital losses	$464,302		$495,724

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee is separated into two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

			Select Tax-Free 2 (NXQ	)
			Select Tax-Free 3 (NXR	)
			California Select Tax-Free (NXC	)
	Select Tax-Free (NXP	)	New York Select Tax-Free (NXN	)
Average Daily Net Assets*	Fund-Level Fee Rate		Fund-Level Fee Rate
For the first $125 million	.0500%		.1000%
For the next $125 million	.0375		.0875
For the next $250 million	.0250		.0750
For the next $500 million	.0125		.0625

Nuveen Investments 53

Notes to
Financial Statements (Unaudited) (continued)

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. Managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. As of September 30, 2010, the complex-level fee rate was .1822%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

8. New Accounting Standards

Fair Value Measurements
On January 21, 2010, Financial Accounting Standards Board issued changes to the authoritative guidance under U.S. GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities disclose Level 3 activity for purchases, sales, issuances and settlements in the Level 3 roll-forward on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the footnote disclosures, if any.

54 Nuveen Investments

Financial
Highlights (Unaudited)

Nuveen Investments 55

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations			Less Distributions
	Beginning Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss )	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Ending Market Value
Select Tax-Free (NXP)
Year Ended 3/31:
2011(d)	$14.19	$.35	$.12	$.47	$(.36)	$—	$(.36)	$14.30	$15.27
2010	13.52	.73	.66	1.39	(.72)	—	(.72)	14.19	14.74
2009	14.30	.71	(.81)	(.10)	(.68)	—	(.68)	13.52	13.67
2008	14.72	.70	(.44)	.26	(.68)	—	(.68)	14.30	14.24
2007	14.62	.70	.08	.78	(.68)	—	(.68)	14.72	14.85
2006	14.62	.70	(.02)	.68	(.68)	—	(.68)	14.62	14.21

Select Tax-Free 2 (NXQ)
Year Ended 3/31:
2011(d)	13.53	.32	.16	.48	(.33)	—	(.33)	13.68	14.20
2010	12.63	.68	.89	1.57	(.67)	—	(.67)	13.53	13.81
2009	13.93	.67	(1.30)	(.63)	(.67)	—	(.67)	12.63	13.14
2008	14.60	.66	(.69)	(.03)	(.64)	—	(.64)	13.93	13.79
2007	14.44	.66	.14	.80	(.64)	—	(.64)	14.60	14.07
2006	14.38	.66	.06	.72	(.65)	(.01)	(.66)	14.44	13.37

56 Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets(b)
Based on Market Value	(a)	Based on Net Asset Value (a)	Ending Net Assets (000)	Expenses Including Interest	(c)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

6.18%		3.32%		$236,017.33	%*	.33	%*	4.94	%*	2%
13.45		10.45		233,869.32		.32		5.20		3
.89		(.65)		222,114.33		.33		5.12		11
.61		1.83		234,494.32		.32		4.83		4
9.59		5.48		241,074.31		.31		4.77		2
10.41		4.74		239,406.32		.32		4.72		4

5.35		3.61		242,038.40	*	.40	*	4.70	*	3
10.45		12.62		239,100.37		.37		5.12		4
.24		(4.63)		222,771.39		.38		5.08		6
2.69		(.24)		245,244.40		.36		4.58		7
10.21		5.62		257,037.37		.36		4.50		3
7.39		5.12		254,205.36		.36		4.51		11

(a)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities.

(d)	For the six months ended September 30, 2010.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments 57

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations			Less Distributions
	Beginning Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss )	Total	Net Investment Income	Capital Gains		Total	Ending Net Asset Value	Ending Market Value
Select Tax-Free 3 (NXR)
Year Ended 3/31:
2011(d)	$14.06	$.33	$.16	$.49	$(.32)	$—		$(.32)	$14.23	$14.95
2010	13.38	.67	.65	1.32	(.64)	—	**	(.64)	14.06	14.22
2009	13.98	.66	(.62)	.04	(.64)	—		(.64)	13.38	13.57
2008	14.42	.64	(.44)	.20	(.64)	—		(.64)	13.98	13.75
2007	14.29	.64	.13	.77	(.64)	—		(.64)	14.42	14.01
2006	14.22	.65	.06	.71	(.64)	—		(.64)	14.29	13.45

California Select Tax-Free (NXC)
Year Ended 3/31:
2011(d)	13.97	.34	.33	.67	(.33)	—	(.33)	14.31	13.89
2010	13.24	.67	.73	1.40	(.67)	—	(.67)	13.97	13.08
2009	14.09	.66	(.84)	(.18)	(.67)	—	(.67)	13.24	12.00
2008	14.73	.66	(.65)	.01	(.64)	(.01)	(.65)	14.09	14.08
2007	14.57	.64	.18	.82	(.64)	(.02)	(.66)	14.73	14.22
2006	14.54	.65	.09	.74	(.65)	(.06)	(.71)	14.57	13.56

58 Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets(b)
Based on Market Value (a)	Based on Net Asset Value (a)	Ending Net Assets (000)	Expenses Including Interest	(c)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

7.52%	3.53%		$185,149.38	%*	.38	%*	4.64	%*	2%
9.70	10.05		182,779.38		.38		4.81		3
3.51	.34		173,678.39		.39		4.83		5
2.91	1.42		181,288.38		.36		4.49		2
9.15	5.51		186,969.38		.37		4.43		9
10.12	5.10		185,233.37		.37		4.51		6

8.81	4.86		89,688.39	*	.38	*	4.76	*	—	***
14.71	10.71		87,548.41		.39		4.87		4
(10.34)	(1.30)		82,953.43		.41		4.85		12
3.68	.05		88,224.44		.38		4.52		8
9.89	5.72		92,177.40		.39		4.37		16
6.52	5.17		91,152.38		.38		4.42		8

(a)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities.

(d)	For the six months ended September 30, 2010.
*	Annualized.
**	Rounds to less than $.01 per share.
***	Rounds to less than 1%.

See accompanying notes to financial statements.

Nuveen Investments 59

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations			Less Distributions
	Beginning Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Ending Market Value
New York Select Tax-Free (NXN)
Year Ended 3/31:
2011(d)	$14.06	$.32	$.31	$.63	$(.31)	$—	$(.31)	$14.38	$14.36
2010	13.37	.62	.68	1.30	(.61)	—	(.61)	14.06	13.80
2009	13.79	.62	(.43)	.19	(.61)	—	(.61)	13.37	13.08
2008	14.28	.62	(.49)	.13	(.61)	(.01)	(.62)	13.79	13.79
2007	14.19	.61	.13	.74	(.61)	(.04)	(.65)	14.28	14.15
2006	14.28	.62	(.02)	.60	(.62)	(.07)	(.69)	14.19	13.35

60 Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets(b)
Based on Market Value (a)	Based on Net Asset Value	(a)	Ending Net Assets (000)	Expenses Including Interest	(c)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

6.32%	4.49%			$56,273.42	%*	.41	%*	4.48	%*	1%
10.31	9.89			55,007.44		.42		4.50		1
(.57)	1.47			52,268.47		.45		4.57		1
2.06	.94			53,908.46		.43		4.35		20
11.15	5.30			55,828.46		.42		4.29		6
2.84	4.19			55,473.41		.41		4.28		13

(a)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities.

(d)	For the six months ended September 30, 2010.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments 61

Annual Investment Management Agreement Approval Process (Unaudited)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or “interested persons” of any parties (the “Independent Board Members”), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund’s board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 25-26, 2010 (the “May Meeting”), the Boards of Trustees or Directors (as the case may be) (each a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory agreements (each an “Advisory Agreement”) between each Fund and Nuveen Asset Management (the “Adviser”) for an additional one-year period. In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2010 (the “April Meeting”). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the Advisory Agreements, the Independent Board Members reviewed a broad range of information relating to the Funds and the Adviser, including absolute and comparative performance, fee and expense information for the Funds (as described in more detail below), the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries), and other information regarding the organization, personnel, and services provided by the Adviser. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of the Adviser, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreement. The Independent Board Members did not

62 Nuveen Investments

identify any single factor as all-important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services
In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Adviser’s services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Adviser’s organization and business; the types of services that the Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line, including continued activities to refinance auction rate preferred securities, manage leverage during periods of market turbulence and implement an enhanced leverage management process, modify investment mandates in light of market conditions and seek shareholder approval as necessary, maintain the fund share repurchase program and maintain shareholder communications to keep shareholders apprised of Nuveen’s efforts in refinancing preferred shares. In addition to the foregoing, the Independent Board Members also noted the additional services that the Adviser or its affiliates provide to closed-end funds, including, in particular, Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include maintaining an investor relations program to provide timely information and education to financial advisers and investors; providing marketing for the closed-end funds; maintaining and enhancing a closed-end fund website; participating in conferences and having direct communications with analysts and financial advisors.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of the Adviser’s investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Funds, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate the Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by the Adviser and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support. Given the importance of compliance, the Independent Board Members also considered the Adviser’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Advisory Agreements were satisfactory.

Nuveen Investments 63

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

B. The Investment Performance of the Funds and the Adviser
The Board considered the performance results of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter, one-, three- and five-year periods ending December 31, 2009 and for the same periods ending March 31, 2010. In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one- and three-year periods ending December 31, 2009 and for the same periods ending March 31, 2010. Moreover, the Board reviewed the peer ranking of the Nuveen municipal funds advised by the Adviser in the aggregate. The Independent Board Members also reviewed historic premium and discount levels. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In reviewing peer comparison information, the Independent Board Members recognized that the Performance Peer Group of certain funds may not adequately represent the objectives and strategies of the funds, thereby limiting the usefulness of comparing a fund’s performance with that of its Performance Peer Group. In this regard, the Independent Board Members considered that the Performance Peer Groups of certain funds (including the Funds) were classified as having significant differences from such funds based on considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers).

Based on their review, the Independent Board Members determined that each Fund’s investment performance over time had been satisfactory. The Independent Board Members noted that the Funds underperformed the performance of their benchmarks in the three-year period but outperformed the performance of their benchmarks in the one-year period.

C. Fees, Expenses and Profitability
1. Fees and Expenses
The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds based on data provided by an independent fund data provider (the “Peer Universe”) and in certain cases, to a more focused subset of funds in the Peer Universe (the “Peer Group”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe and/or Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the asset level of a fund

64 Nuveen Investments

relative to peers; the limited size and particular composition of the Peer Universe or Peer Group; the investment objectives of the peers; expense anomalies; changes in the funds comprising the Peer Universe or Peer Group from year to year; levels of reimbursement; the timing of information used; the differences in the type and use of leverage; and differences in the states reflected in the Peer Universe or Peer Group (with respect to state municipal funds) may impact the comparative data, thereby limiting the ability to make a meaningful comparison with peers, including for each of the Funds.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). The Independent Board Members noted that the Funds had net management fees and/or net expense ratios below, at or near (within 5 basis point or less) the peer averages of their Peer Group or Peer Universe.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by the Adviser to other clients, including municipal separately managed accounts and passively managed municipal bond exchange traded funds (ETFs) that are sub-advised by the Adviser. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

3. Profitability of Nuveen
In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2009. The Independent Board Members noted this information supplemented the profitability information

Nuveen Investments 65

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that Nuveen’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to the Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits the Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board

66 Nuveen Investments

Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds’ investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Adviser for serving as agent at Nuveen’s trading desk and as co-manager in initial public offerings of new closed-end funds.

In addition to the above, the Independent Board Members considered whether the Adviser received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Adviser in managing the assets of the Funds and other clients. The Independent Board Members noted that the Adviser does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” the Adviser intends to comply with the applicable safe harbor provisions.

Based on their review, the Independent Board Members concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Advisory Agreements are fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Investments 67

Reinvest Automatically
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Dividend Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price

68 Nuveen Investments

per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments 69

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The weighted average of the effective maturity dates of the fixed-income securities in the portfolio. A bond’s effective maturity takes into account the possibility that it may be called by the issuer before its stated maturity date. In this case, the bond trades as though it had a shorter maturity than its stated maturity.

■
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

70 Nuveen Investments

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■
Net Asset Value (NAV): A Fund’s NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

■
Pre-refunding: Pre-refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments 71

Notes

72 Nuveen Investments

Other Useful Information

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust
Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Fund	Common Shares Repurchased
NXP	—
NXQ	—
NXR	—
NXC	—
NXN	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments 73

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed more than $160 billion of assets on September 30, 2010.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Investments Fund information is ready—no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com
ESA-B-0910D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: December 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: December 8, 2010

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: December 8, 2010